Filed with the Securities and Exchange Commission on December 28, 2015
Securities Act of 19933 File No. 333-180308
Investment Company Act of 1940 File No. 811-22680

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.

Post-Effective Amendment No. 63

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 66

(Check appropriate box or boxes)
ULTIMUS MANAGERS TRUST
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (513) 587-3400

Bo James Howell
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
/ /	immediately upon filing pursuant to paragraph (b)
/ X /	on December 29, 2015 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a) (1)
/ /	on (date) pursuant to paragraph (a) (1)
/ /	75 days after filing pursuant to paragraph (a) (2)
/ /	on (date) pursuant to paragraph (a) (2) of Rule 485(b)

If appropriate, check the following box:

/ /	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

BLUE CURRENT GLOBAL DIVIDEND FUND

INVESTOR CLASS (BCGFX) INSTITUTIONAL CLASS (BCGDX)

Managed by Edge Advisors, LLC

PROSPECTUS

December 29, 2015

For information or assistance in opening an account, please call toll-free 1-800-514-3583.

This Prospectus has information about the Fund that you should know before you invest.
ou should read it carefully and keep it with your investment records.

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

Risk/Return Summary	3
Investment Objective, Investment Strategies and Related Risks	9
Fund Management	12
Distribution Plan	14
Historical Performance	15
How the Fund Values its Shares	16
How to Buy Shares	17
How to Redeem Shares	21
Dividends, Distributions and Taxes	25
Financial Highlights	26
Customer Privacy Notice	27
For Additional Information	back cover

RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

The Blue Current Global Dividend Fund (the “Fund”) seeks current income and capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Investor Class (1)	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of the amount redeemed within 7 days after purchase)	2%	2%

	Investor Class (1)	Institutional Class
Management Fees	0.99%	0.99%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses	0.69%	0.69%
Acquired Fund Fees and Expenses(2)	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.94%	1.69%
Less Management Fee Reductions and/or Expense Reimbursements (3)	(0.44%)	(0.69%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements(2)	1.50%	1.00%

(1)	As of the date of this Prospectus, the Investor Class shares are not being offered. “Other Expenses” and Acquired Fund Fees and expenses are based on estimated amounts for the current fiscal year.
(2)	“Total Annual Fund Operating Expenses” and “Total Annual Fund Operating Expenses After Fee Reductions and/or Expenses Reimbursements” will not correlate to the ratios of expenses to the average net assets in the Fund’s Financial Statements Highlists, which reflects the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
(3)	Edge Advisors, LLC (the “Adviser”) has contractually agreed, until January 1, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant for a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act")) to an amount not exceeding 1.24% of the average daily net assets of the Investor Class shares and 0.99% of the average daily net assets of the Institutional Class shares, respectively. Management Fee waivers and/or reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation. Prior to January 1, 2018, this agreement may not be modified or terminated without the approval of the Board of Trustees. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, the operating expenses of the Fund remain the same and the contractual agreement to limit expenses remains in effect only until January 1, 2018. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Investor	$127	$471	$915	$2,149
Institutional	$102	$467	$857	$1,952

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal period, ended August 31, 2015, the Fund's portfolio turnover rate was 72% of the average value of its portfolio.

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PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objective by investing in dividend-paying equity securities of companies whose stock are selling at discounts to the Adviser’s estimate of their intrinsic value. The Fund invests primarily in domestic and foreign equity securities such as common and preferred stock that are currently paying dividends. In order to hedge against currency risk to its foreign equity securities, the Fund will invest in forward foreign currency exchange contracts (“forwards”). The Fund may also invest in publicly traded master limited partnerships (“MLPs”) and exchange-traded funds (“ETFs”) that tend to pay dividends. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities that either have paid a dividend in the 12 months prior to purchase, or are expected by the Adviser to pay a dividend within 12 months following the Fund’s purchase of the security . There are no restrictions as to the market capitalization of companies in which the Fund invests. Under normal market conditions, the Fund will generally hold securities of 25 to 50 companies.

An MLP is a limited partnership, the securities of which are traded on a public exchange or in the over-the-counter markets, that is eligible for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as an MLP, the partnership must receive at least 90% of its income from certain qualifying sources, including real estate, commodities, or natural resources. The Adviser believes that MLPs are an efficient way to gain portfolio exposure to such asset classes.

In selecting investments for the Fund, the Adviser seeks securities that the Adviser believes are undervalued, high-quality dividend paying equities issued by companies with a commitment to dividend growth, and that pay above-market dividend yields. The Adviser considers such factors as dividend sustainability, balance sheet quality, growth characteristics, and valuation when selecting investments for the Fund. Throughout this process the Adviser applies fundamental, “bottom-up” analysis when selecting investments. This analysis focuses on the specific attributes of each company rather than the industry in which the company operates or the economy in general.

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The Fund seeks to have a diversified portfolio by issuer, industry, and country. The Fund will invest, under normal market conditions, in at least three different countries, one of which will be the United States. The Fund will also invest at least 40% of its assets in foreign securities. The Fund’s foreign securities will primarily be in companies in developed countries.

The Fund’s investment in foreign securities may include investing in securities traded on foreign exchanges, investing in American Depositary Receipts (“ADRs”) listed on U.S. stock exchanges, or investing in ETFs that invest in foreign securities. The Fund may seek to hedge against currency fluctuations and deviations involving its foreign equity securities, including by investing in forward foreign currency exchange contracts.

A security may be sold when the security reaches its intrinsic value as determined by the Adviser, the Adviser has identified a more attractive security, or the security no longer meets the Adviser’s dividend-paying criteria.

PRINCIPAL RISKS

As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program. The principal risks of an investment in the Fund are generally described below.

Stock Market Risk – The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

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Management Style Risk – The portfolio manager’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value, dividend-paying and potential appreciation of a particular investment for the Fund will be correct or produce the desired results. Although the Adviser has investment management experience, the Adviser has no experience as an investment adviser to a mutual fund prior to the Fund’s inception.

Investment Style Risk – Returns from dividend-paying stocks may underperform the returns from the overall stock market. Since the Fund invests primarily in dividend-paying stocks, the Fund’s performance may at times be better or worse than the performance of the mutual funds that focus on other types of strategies.

Large-Capitalization Company Risk – Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk – Investments in small-cap and mid-cap companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small- and mid- cap companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuation. In addition, the securities of small- and mid-cap companies may trade less frequently and carry less volume than that of larger companies. Because small- and mid-cap companies normally have fewer shares outstanding than larger companies, it may be difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s foreign securities. Generally, when the value of the U.S. dollar raises relative to a foreign currency, securities valued in that foreign currency lose value in terms of U.S. dollars since that foreign currency is worth fewer U.S. dollars. Currency exchange rates can fluctuate for a number reasons, including the economic stability of a country, changes in interest rates, devaluation of a currency by a country’s government or central banking authority, and overall demand for a currency or lack thereof. Exchange rates can change significantly over short periods.

The Fund may seeks to hedge against currency exposure, such as investing in forward foreign currency exchange contracts, to attempt to reduce the effect of currency fluctuations and deviations. However, the Fund’s use of currency hedging may not be successful and the use of such strategy may lower the Fund’s potential returns.

Forward Currency Exchange Contract Risk. Forward Currency Exchange Contracts (“Forex Contracts”) are individually negotiated and privately traded agreements to buy or sell a specific currency at a future date and at a price set at the time of the transaction. Although Forex Contracts may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, are subject to the creditworthiness of the counterparty, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on Forex Contracts may substantially exceed the amount invested in these instruments.

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ETF Risk – Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its net asset value ("NAV"). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

MLP Risk – Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited control and limited voting rights and fewer corporate protections than afforded investors in a corporation. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand or conflicts of interest with the general partner. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value. The Fund’s investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP’s operating expenses in addition to paying Fund expenses.

MLP Tax Risk – MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner in an MLP is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income, and could result in lower income to the Fund and a reduction in the value of the Fund’s investment in the MLP. Additionally, open- end mutual funds seeking to be taxed as regulated investment companies, such as the Fund, are limited in their ability to invest in MLPs by current federal tax rules. If a mutual fund invests more than 25% of the value of its total assets in MLP securities, it will be subject to federal corporate income tax, currently at a maximum rate of 35%. For more information about the Fund’s tax status, please see “Dividends, Distributions and Taxes” in this Prospectus.

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New Fund Risk – The Fund was formed in 2014 and has limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

PERFORMANCE SUMMARY

The Fund is new and does not have a full calendar year of performance to report. After the Fund has returns for a full calendar year, this Prospectus will provide performance information that gives some indication of the risks of an investment in the Fund by comparing the Fund’s performance with a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling 1-800-514-3583 or by visiting www.bluecurrentfunds.com.

MANAGEMENT OF THE FUND

The Investment Adviser

Edge Advisors, LLC is the Fund’s investment adviser.

Portfolio Managers	Investment Experience with the Fund	Primary Title with Adviser
Henry M. Jones	Management of the Fund since its inception in September 2014	Co-Managing Partner
Dennis Sabo	Management of the Fund since its inception in September 2014	Co-Managing Partner

PURCHASE AND SALE OF FUND SHARES

Minimum Initial Investment

For Investor Class shares, the minimum investment amount is $2,500 for all regular accounts. As of the date of this Prospectus, the Investor Class shares are not being offered.

For Institutional Class shares, the minimum investment amount is $100,000 for all regular accounts.

Minimum Additional Investment

Once an account is open, additional purchases of Fund shares may be made in any amount.

General Information

You may purchase or redeem (sell) shares of the Fund on each day that the New York Stock Exchange ("NYSE") is open for business. Transactions may be initiated by written request, by telephone or through your financial intermediary. Written requests to the Fund should be sent to the Blue Current Global Dividend Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. For more information about purchasing and redeeming shares, please see “How to Buy Shares” and “How to Redeem Shares” in this Prospectus or call 1-800-514-3583 for assistance.

TAX INFORMATION

The Fund’s distributions are generally taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Fund through a broker-dealer or any other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. These payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

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INVESTMENT OBJECTIVE, INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective

The Fund seeks current income and capital appreciation. The Fund's Board of Trustees (the "Board") has reserved the right to change the investment objective of the Fund without shareholder approval upon 60 days advance written notice.

Investment Strategies

The Fund seeks to achieve its investment objective by generally investing in dividend- paying equity securities of companies whose stock are selling at discounts to the Adviser’s estimate of their intrinsic value. The Fund invests primarily in domestic and foreign equity securities such as common and preferred stock that are currently paying dividends. In order to hedge against currency risk to its foreign equity securities, the Fund will invest in forward foreign currency exchange contracts (“forwards”). The Fund may also invest in publicly traded MLPs and ETFs that tend to pay dividends. Under normal circumstances, the Fund will invest at least 80% of its net assets in equity securities that either have paid a dividend in the 12 months prior to purchase, or are expected by the Adviser to pay a dividend within 12 months following the Fund’s purchase of the security. There are no restrictions as to the market capitalization of companies in which the Fund invests. Under normally market conditions, the Fund will generally hold securities of 25 to 50 companies.

An MLP is a limited partnership, the securities of which are traded on a public exchange or in the over-the-counter markets, that is eligible for special tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”). To qualify as an MLP, the partnership must receive at least 90% of its income from certain qualifying sources, including real estate, commodities or natural resources. The Adviser believes that MLPs are an efficient way to gain portfolio exposure to such asset classes.

In selecting investments for the Fund, the Adviser seeks securities that the Adviser believes are undervalued, high-quality dividend equities issued by companies with a commitment to dividend growth, and pay above-market dividend yields. The Adviser considers such factors as dividend sustainability, balance sheet quality, growth characteristics, and valuation when selecting investments. Throughout this process the Adviser applies fundamental, “bottom-up” analysis when selecting investments for the Fund. This analysis focuses on the specific attributes of each company rather than the industry in which the company operates or the economy in general.

The Fund seeks to have a diversified portfolio by issuer, industry, and country. The Fund will invest, under normal market conditions, in at least three different countries, one of which will be the United States, and invest at least 40% of its assets in foreign securities. The Fund’s foreign securities will primarily be in companies in developed countries.

The Fund’s investment in foreign securities may include investing in securities traded on foreign exchanges, investing in ADRs listed on U.S. stock exchanges, or investing in ETFs that invest in foreign securities. ADRs are depositary receipts generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company. The Fund may seek to hedge against currency fluctuations and deviations involving its foreign equity securities, including by investing in forward foreign currency exchange contracts. ADRs are depositary receipts generally issued by a bank or other financial institution and represents an ownership interest in the common stock or other equity securities of a foreign company.

A security may be sold when the issue reaches its intrinsic value as determined by the Adviser, the Adviser has identified a more attractive security, or the security no longer meets the Adviser’s dividend-paying criteria.

Investment Risks

The principal risks associated with the Fund’s investment strategies are generally described below. The Fund may be subject to additional risks because the types of investments the Fund makes and changes in market conditions. As with any mutual fund investment, there is a risk that you could lose money by investing in the Fund. The success of the Fund’s investment strategy depends largely upon the Adviser’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the types of securities in which the Fund invests and the investment techniques the Adviser uses, the Fund is designed for investors who are investing for the long term. The Fund may not be appropriate for use as a complete investment program.

Stock Market Risk – The return on and value of an investment in the Fund will fluctuate in response to stock market movements. Stocks are subject to market risks, such as a rapid increase or decrease in a stock’s value or liquidity, fluctuations in price due to earnings, economic conditions and other factors beyond the control of the Adviser. A company’s share price may decline if a company does not perform as expected, if it is not well managed, if there is a decreased demand for its products or services, or during periods of economic uncertainty or stock market turbulence, among other conditions. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects. During periods of market volatility, stock prices can change drastically, and you could lose money over short or long term periods.

Management Style Risk – The portfolio manager’s method of security selection may not be successful and the Fund may underperform relative to other mutual funds that employ similar investment strategies. In addition, the Adviser may select investments that fail to perform as anticipated. The ability of the Fund to meet its investment objective is directly related to the success of the Adviser’s investment process and there is no guarantee that the Adviser’s judgments about the attractiveness, value, dividend-paying and potential appreciation of a particular investment for the Fund will be correct or produce the desired results. Although the Adviser has investment management experience, the Adviser has no experience as an investment adviser to a mutual fund prior to the Fund’s inception.

Investment Style Risk – Returns from dividend-paying stocks may underperform the returns from the overall stock market. Since the Fund invests primarily in dividend-paying stocks, the Fund’s performance may at time be better or worse than the performance of the mutual funds that focus on other types of stock strategies or have a broader investment style.

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Large-Capitalization Company Risk – Large-capitalization companies are generally more mature and may be unable to respond as quickly as smaller companies to new competitive challenges, such as changes in technology and consumer tastes, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Small- and Mid-Capitalization Company Risk – Investments in small-cap and mid-cap companies often involve higher risks than large-cap companies because these companies may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of small- and mid- cap companies may be more susceptible to market downturns and other events, and their prices may be subject to greater price fluctuation. In addition, the securities of small- and mid-cap companies may trade less frequently and carry less volume than that of larger companies. Because small- and mid-cap companies normally have fewer shares outstanding than larger companies, it may be difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger, more established companies and also may not be widely followed by investors, which can lower the demand for their stock.

Foreign Securities Risk – Investments in foreign securities involve risks that may be different from those of U.S. securities. Foreign securities may not be subject to uniform audit, financial reporting, or disclosure standards, practices, or requirements comparable to those found in the United States. Foreign securities are also subject to the risk of adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability and nationalization of companies or industries. In addition, the dividend and interest payable on certain of the Fund’s foreign securities may be subject to foreign withholding taxes. Foreign securities also involve currency risk, which is the risk that the value of a foreign security will decrease due to changes in the relative value of the U.S. dollar and the security’s underlying foreign currency. ADRs and ETFs investing in foreign securities are subject to risks similar to those associated with direct investments in foreign securities.

Currency Risk. Changes in foreign currency exchange rates will affect the value of the Fund’s foreign securities. Generally, when the value of the U.S. dollar raises relative to a foreign currency, securities valued in that foreign currency lose value in terms of U.S. dollars since that foreign currency is worth fewer U.S. dollars. Currency exchange rates can fluctuate for a number reasons, including the economic stability of a country, changes in interest rates, devaluation of a currency by a country’s government or central banking authority, and overall demand for a currency or lack thereof. Exchange rates can change significantly over short periods.

The Fund may seeks to hedge against currency exposure, such as investing in forward foreign currency exchange contracts, to attempt to reduce the effect of currency fluctuations and deviations. However, the Fund’s use of currency hedging may not be successful and the use of such strategy may lower the Fund’s potential returns.

Forward Currency Exchange Contract Risk. Forward Currency Exchange Contracts (“Forex Contracts”) are individually negotiated and privately traded agreements to buy or sell a specific currency at a future date and at a price set at the time of the transaction. Although Forex Contracts may reduce the risk of loss from a change in value of a currency, they also limit any potential gains, are subject to the creditworthiness of the counterparty, do not protect against fluctuations in the value of the underlying security, and are subject to additional risk of loss or depreciation due to: unanticipated adverse changes in interest rates, indices, and currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a forward and the underlying currency; and tax constraints on closing out positions. The loss on Forex Contracts may substantially exceed the amount invested in these instruments.

Exchange Traded Funds Risk – ETFs typically hold a portfolio of securities designed to track the performance of a particular index, while others may be managed in accordance with a particular investment objective and strategy, similar to other non-index based investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease. In addition, certain of the ETFs or other investment companies in which the Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits.

Investments in ETFs are subject to the risk that the market price of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF). Investments in index-based ETFs are also subject to the risk that the ETF may not be able to replicate exactly the performance of the indices it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the index-based ETFs in which the Fund invests may incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by index-based ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs’ ability to track their applicable indices or match their performance. To the extent that the Fund invests in ETFs, the Fund would bear its pro-rata portion of such ETF’s advisory fees and operational expenses.

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MLP Risk – A MLP is a limited partnership in which the ownership units are publicly traded. MLPs generally acquire interests in natural resource, energy, or real estate assets and distribute the resulting income to investors. Investments in MLPs are generally subject to many of the risks that apply to investments in partnerships, such as limited control and limited voting rights and fewer corporate protections than afforded investors in a corporation. MLPs that concentrate in a particular industry or region are subject to risks associated with such industry or region. Investing in MLPs also involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles, such as adverse economic conditions, an increase in the market price of the underlying commodity, higher taxes or other regulatory actions that increase costs, a shift in consumer demand or conflicts of interest with the general partner. The benefit derived from the Fund’s investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes, so any change to this status would adversely affect its value. The Fund’s investment in MLPs may result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the MLP’s operating expenses in addition to paying Fund expenses.

MLP Tax Risk – MLPs generally do not pay U.S. federal income tax at the partnership level. Rather, each partner in an MLP is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax on its taxable income, and could result in lower income to the Fund and a reduction in the value of the Fund’s investment in the MLP. Additionally, open- end mutual funds seeking to be taxed as regulated investment companies, such as the Fund, are limited in their ability to invest in MLPs by current federal tax rules. If a mutual fund invests more than 25% of the value of its total assets in MLP securities, it will be subject to federal corporate income tax, currently at a maximum rate of 35%. For more information about the Fund’s tax status, please see “Dividends, Distributions and Taxes” in this Prospectus.

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In addition to the strategies and risks described above, the Fund may invest, to a lesser extent, in other types of securities, these securities and their risks are generally described below and/or in the Fund’s Statement of Additional Information (“SAI”).

Money Market Instruments. The Fund will typically hold a portion of its assets in money market instruments, including cash, cash equivalent securities, short-term debt securities, repurchase agreements and money market mutual fund shares (“Money Market Instruments”). The Fund will invest in Money Market Instruments to maintain liquidity or pending the selection of investments. To the extent that the Fund invests in money market mutual funds, the Fund would bear its pro-rata portion of such money market funds’ advisory fees and other operating expenses.

New Fund Risk – The Fund was formed in 2014 and has limited operating history. Accordingly, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy.

Temporary Defensive Positions. From time to time, the Fund also may take temporary defensive positions inconsistent with the Fund’s principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments. As a result of taking a temporary defensive position, the Fund may not achieve its investment objective.

Portfolio Holdings and Disclosure Policy. A description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings is available in the SAI.

Additional Information

To the extent the Fund makes investments regulated by the Commodities Futures Trading Commission (the “CFTC”), the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, it may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the Fund.

FUND MANAGEMENT

The Investment Adviser

Edge Advisors, LLC, located at 1380 West Paces Ferry Rd., Suite 1000, Atlanta, GA 30327, serves as the investment adviser to the Fund. The Adviser provides the Fund with a continuous program of investing the Fund’s assets and determining the composition of the Fund’s portfolio. The Adviser was organized in 2006 and also provides investment advisory services to high net-worth individual and institutions, such as corporations, defined benefit plans (both private and governmental), profit sharing plans, endowments and charitable foundations, and other investment pools. Although the Adviser has experience advising clients with strategies similar to that of the Fund, it has not previously managed a mutual fund.

For its services, the Fund pays the Adviser a monthly investment advisory fee computed at the annual rate of 0.99% of its average daily net assets. The Adviser has contractually agreed, until January 1, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit total annual fund operating expenses of the Fund (exclusive of brokerage costs; taxes; interest; Acquired Fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to an amount not exceeding to 1.24% of the average daily net assets of the Investor Class shares and 0.99% of the average daily net assets of the Institutional Class shares, respectively. Management Fee waivers and/or reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 3 years after such fees and expenses were incurred, provided that the repayments do not cause Total Annual Fund Operating Expenses to exceed the foregoing expense limitation. Prior to January 1, 2018, this agreement may not be modified or terminated without the approval of the Board. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated.

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limit for Investor Class shares and the 0.99% limit for Institutional Class shares, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

A discussion of the factors considered by the Board in its approval of the Fund’s investment advisory contract with the Adviser, including the Board’s conclusions is available in the Fund’s semi-annual report for the period ending February 28, 2015.

Portfolio Managers

Henry M. Jones is a Co-Portfolio Manager of the Fund and has managed the portfolio since its inception in September 2014. Mr. Jones has been a Co-Managing Partner of the Adviser since 2012 and co-founded the Adviser in 2006. He is a Co-Chair of the Adviser’s Investment Team. Prior to co-founding the Adviser, Mr. Jones was a Director at Credit Suisse. He also served as portfolio manager for an equity fund and was an analyst for the Excelsior Value & Restructuring Fund. Mr. Jones earned a Bachelor of Arts in History and Economics with distinction (Omicron Delta Epsilon) from Hampden-Sydney College and a Master of Business Administration from the University of North Carolina Kenan-Flagler School of Business.

Dennis Sabo, CFA, is a Co-Portfolio Manager of the Fund and has managed the portfolio since its inception in September 2014. Mr. Sabo has been a Director of the Adviser since 2010 and has co-managed equity strategies since that time. Mr. Sabo is a member of the Adviser’s Advisory Committee and Research Team, where he is responsible for portfolio management and equity research. Prior to joining Edge, Mr. Sabo was an equity analyst at Jodocus Capital, a long/short hedge fund where he was a sector generalist. Prior to Jodocus, Mr. Sabo was an equity analyst at Credit Suisse where he was a member of the Global Media team. Mr. Sabo was also an associate at Suntrust Robinson Humphrey and covered the consumer technology sector. Prior to his career in investment management, Mr. Sabo worked in telecommunications engineering for six years. Mr. Sabo earned a Bachelor of Science Electrical Engineering from the University of Miami and a Master of Business Administration from the University of Georgia, where he concentrated on finance and investments.

The SAI provides additional information about the Portfolio Managers, other accounts managed by the Portfolio Managers and their ownership of shares of the Fund.

The Administrator and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus” or the “Transfer Agent”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Fund’s administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include providing office space, equipment and officers and clerical personnel to the Fund, obtaining valuations, calculating NAVs and performing other accounting, tax and financial services, (iii) recordkeeping, (iv) regulatory reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) administering custodial and other third party service provider contracts on behalf of the Fund.

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The Distributor

Ultimus Fund Distributors, LLC (the “Distributor”) is the Fund’s principal underwriter and serves as the exclusive agent for the distribution of the Fund’s shares. The Distributor may sell the Fund’s shares to or through qualified securities dealers or other approved entities.

The SAI has more detailed information about the Adviser and other service providers to the Fund.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution for its Investor Class shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the Act of 1940. The 12b-1 Plan allows the Fund to make payments to securities dealers and other financial organizations (including payments directly to the Adviser and the Distributor) for expenses related to the distribution and servicing of the Fund’s Investor Class shares. The annual fees payable under the 12b-1 Plan may not exceed an amount equal to 0.25% of the Investor Class shares’ average daily net assets. Because 12b-1 Plan fees are paid out of the Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Expenses related to the distribution and servicing of the Fund’s Investor Class shares may include, but are not limited to, payments to securities dealers and other persons who are engaged in the sale of Investor Class shares of the Fund and who may be advising shareholders regarding the sale or retention of such shares; expenses of maintaining personnel who render shareholder support services not otherwise provided by the Transfer Agent or the Fund; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing or distributing prospectuses and statements of additional information and reports for recipients other than existing shareholders of the Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the Fund may, from time to time, deem advisable; and any other expenses related to the distribution and servicing of the Fund’s Investor Class shares. The Adviser may make additional payments to financial organizations from its own assets. The payment by the Adviser of any such additional compensation will not affect the expense ratio of the Fund. As of the date of this Prospectus, the Investor Class shares are not being offered.

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HISTORICAL PERFORMANCE OF THE ADVISER’S GLOBAL GROWTH AND INCOME STYLE PRIVATE ACCOUNTS

The Adviser began managing fee paying accounts using its Global Growth and Income strategy on January 1, 2009. The performance table below provides a summary of the performance of all accounts (the “Accounts”) managed by the Adviser with substantially similar investment objectives, policies, strategies and risks to those of the Fund for the 1-year, 5-year and since- inception periods ended December 31, 2014, and compares the Accounts’ performance during those periods against a broad-based securities market index, the MSCI World Index. As of December 31, 2014, there were 75 Accounts with approximately $125 million in total assets. There are no material differences between the investment objectives, policies and strategies of the Accounts and those of the Fund. Henry M. Jones, Co-Managing Partner of the Adviser, who is one of the Co-Portfolio Managers of the Fund’s portfolio, has been primarily responsible for the day-to-day management of the Accounts throughout the entire period presented.

The performance of the Accounts does not represent the historical performance of the Fund and should not be considered a substitute for the Fund’s performance or indicative of past or future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses (including management fees), the size of positions taken in relation to account size and diversification of securities, timing of purchases and sales, and availability of cash for new investments. In addition, the Accounts are not subject to certain investment limitations or other restrictions imposed by the 1940 Act and the Internal Revenue Code which, if applicable, may have adversely affected the performance results of the Accounts. The results for different periods may vary.

The performance data provided below for the Accounts was calculated by the Adviser. The Accounts’ rate of return includes realized and unrealized gains plus income (including accrued income). The Accounts are valued monthly and periodic returns are geometrically linked, which is a method of compounding separately calculated returns. The performance is net of a 1% management fee. The performance is net of all brokerage commissions, other fees and expenses. The total operating expenses for the Accounts was higher than the Fund’s total annual operating expenses. Therefore, the Accounts’ performance would have been lower if the performance had been calculated using the Fund’s total operating expenses. Results include the reinvestment of dividends and capital gains.

Average Annual Total Returns for Periods Ended December 31	Global Growth and Income Composite Accounts (1)	MSCI World Index (2)	MSCI World High Yield Index(3)
1 Year	3.35%	4.94%	2.48%
5 Years (3)	12.67%	10.20%	9.14%
Since Inception (January 1, 2009) (3)	13.05%	13.28%	12.72%

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(1)	The performance of the Accounts, which is unaudited, has been computed by the Adviser in accordance with Global Investment Performance Standards (GIPS®). The performance was calculated in a manner different from the standardized methodology promulgated by the Securities and Exchange Commission under the 1940 Act and used by mutual funds to calculate performance and results in performance data different from that derived from the standardized methodology. Returns include reinvestment of all dividends and interest, other income, realized and unrealized gains or losses, and are net of all brokerage commissions, execution costs and without provision for federal or state income taxes. Securities transactions are accounted for on trade date, with dividends and other earnings accounted for on a cash basis. Cash and cash equivalents are included in performance returns. Unlike the standard methodology promulgated by the Securities and Exchange Commission, monthly returns combine each individual account’s return (calculated on a time-weighted rate of return basis that is revalued daily) by asset- weighting each account’s asset value as of the beginning of each month, and annual returns are calculated by geometrically linking the monthly returns.
(2)	The MSCI World Index is an unmanaged index of mid- and large-capitalization equities in 23 Developed Markets countries. With 1,160 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each county. Unlike mutual funds, the index does not incur expenses. If expenses were deducted, the actual returns of this index would be lower.
(3)	The MSCI World High Dividend Yield Index is based on the MSCI World Index, its parent index, and includes large and mid cap stocks across 23 Developed Markets countries. The index is designed to reflect the performance of equities in the parent index (excluding REITs) with higher dividend income and quality characteristics than average dividend yields that are both sustainable and persistent. The index also applies quality screens and reviews 12-month past performance to omit stocks with potentially deteriorating fundamentals that could force them to cut or reduce dividends.
(4)	Annualized.

HOW THE FUND VALUES ITS SHARES

The NAV of the Fund is calculated as of the close of regular trading on the NYSE (generally 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. To calculate NAV, the Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund generally values its portfolio securities at their current market values determined on the basis of available market quotations. However, if market quotations are not available or are considered to be unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the Board . When fair value pricing is employed, the prices of securities used by the Fund to calculate its NAV are based on the consideration by the Fund of a number of subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of the Fund are invested in other registered investment companies that are not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Your order to purchase or redeem shares is priced at the NAV next calculated after your order is received in proper form by the Fund. An order is considered to be in “proper form” if it includes all necessary information and documentation related to a purchase or redemption, and payment in full of the purchase amount.

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HOW TO BUY SHARES

Shares are available for purchase from the Fund every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The Fund mails you confirmations of all purchases or redemptions of Fund shares if shares are purchased directly through the Fund. Certificates representing shares are not issued.

Choosing a Share Class

The Fund currently offers one class of shares: Institutional Class shares. The Investor Class shares are not currently offered. When both classes of shares are offered, each share class will represent an ownership interest in the same investment portfolio and have the same rights but each class will have its own expense structure.

Investor Class shares, when offered, will be subject to 12b-1 Plan fees that permit the Fund to pay distribution fees of up to 0.25% of the Investor Class’s average net assets per year to those intermediaries offering Investor Class shares. Institutional Class shares are available without a 12b-1 Plan fee to those investors eligible to purchase such shares. The Institutional Class shares are not subject to a sales charge.

When a choice of share classes are available, you should consider the size of your investment. Your financial consultant or other financial intermediary can help you determine which share class will be best suited to your personal financial goals. If you qualify to purchase Institutional Class shares, you should purchase them rather than the Investor Class shares, when available, because the Investor Class shares will have higher expenses than the Institutional Class shares. Although each class will invest in the same portfolio of securities, the returns for each class will differ because each class will be subject to different expenses.

If you qualify as a purchaser of Institutional Class shares, but your account is invested in Investor Class shares, when available, you may convert your Investor Class shares to Institutional Class shares based on the relative net asset value of the two Classes on the conversion date.

Minimum Initial Investment

For Investor Class shares, the minimum initial investment for regular accounts in the Fund is $2,500. As of the date of this Prospectus, the Investor Class shares are not being offered. For Institutional Class shares, the minimum initial investment in the Fund is $100,000. These minimum investment requirements may be waived or reduced for any reason at the discretion of the Fund.

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Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.

•	Enclose a check payable to the Blue Current Global Dividend Fund; please reference Investor Class or Institutional Class to ensure proper crediting to your account.

•	Mail the application and the check to the Transfer Agent at the following address:

Blue Current Global Dividend Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-800-514-3583 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the Fund. An order, following proper advance notification to the Transfer Agent, is considered received when U.S. Bank, N.A., the Fund’s custodian, receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

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Through Your Broker or Financial Institution. Shares of the Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, its authorized designee, receives the order in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the Fund. These organizations may be the shareholders of record of your shares. The Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of Fund shares may be made in any amount. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

•	By sending a check, made payable to Blue Current Global Dividend Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

•	By wire to the Fund account as described under “Opening an Account – By Wire.” Shareholders are required to call the Transfer Agent at 1-800-514-3583 before wiring funds.

•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

The minimum investments under the automatic investment plan must be at least $100 under the plan and are made on the 15th and/or last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the Fund. Social Security recipients may have all or a portion of their social security check transferred automatically to purchase shares of the Fund. Please call 1-800-514-3583 for more information about the automatic investment plan and direct deposit plans.

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Purchases in Kind

The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of the Adviser based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which the Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund’s NAV.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the Fund may restrict your ability to purchase additional shares until your identity is verified. The Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Frequent Trading Policies

Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares. The Fund does not accommodate frequent purchases or redemptions of Fund shares.

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The Board has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. The Fund, through its service providers, monitors shareholder trading activity to ensure it complies with the Fund’s policies. The Fund prepares reports illustrating purchase and redemption activity to detect market timing activity. When monitoring shareholder purchases and redemptions, the Fund does not apply a quantitative definition to frequent trading. Instead the Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of market timing or disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The Fund may also modify any terms or conditions of purchase of Fund shares or withdraw all or any part of the offering made by this Prospectus. The Fund’s policies and procedures to prevent market timing are applied uniformly to all shareholders. These actions, in the Board’s opinion, should help reduce the risk of abusive trading in the Fund.

When financial intermediaries establish omnibus accounts in the Fund for their clients, the Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential frequent trading or market timing. If the Fund detects suspicious trading activity, the Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the intermediary and/or its client. Each intermediary that offers the Fund’s shares through an omnibus account has entered into an information sharing agreement with the Fund designed to assist the Fund in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, it cannot guarantee that such trading will not occur.

HOW TO REDEEM SHARES

Shares of the Fund may be redeemed on any day on which the Fund computes its NAV. Shares are redeemed at the NAV next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

By Mail

You may redeem shares by mailing a written request to Blue Current Global Dividend Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

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Signature Guarantees

If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution which participates in the Securities Transfer Agents Medallion program ("STAMP") sponsored by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in STAMP will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone

Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-800-514-3583.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the Fund. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account registration stated on the account application. Shareholders may be charged a fee of $15 by the Fund’s custodian for outgoing wires.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

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Through Your Broker or Financial Institution

You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on the Fund’s behalf. The Fund calculates its NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time). Your brokerage firm or financial institution may require a redemption request to be received at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The Fund normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as permitted by the Securities and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Redemption Fee

A redemption fee of 2% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption of Fund shares occurring within 7 days of the date of purchase. No redemption fee will be imposed on the involuntary redemption of accounts below the minimum investment amount, the redemption of shares representing reinvested dividends or capital gains distributions, or on amounts representing capital appreciation of shares. In determining whether a redemption fee is applicable to a particular redemption, it is assumed that the redemption is first of shares acquired pursuant to the reinvestment of dividends and capital gains distributions, and next of other shares held by the shareholder for the longest period of time.

The redemption fee is waived on required distributions from IRA accounts due to the shareholder reaching age 70½, and for any partial or complete redemption following death or disability (as defined in Section 22(e)(3) of the Internal Revenue Code) of a shareholder named on the account. This exemption is available only for shares held at the time of death or initial determination of disability and if the Fund is notified of the requested exemption at the time of the redemption request. The Fund may also require further documentation in connection with these waivers.

23

The redemption fee is also waived for shareholders systematically redeeming Fund shares under the automatic withdrawal plan (see “Automatic Withdrawal Plan” below).

Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s account balance falls below a share class’s investment minimum due to shareholder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Automatic Withdrawal Plan

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-800-514-3583 for additional information.

Redemptions in Kind

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of securities equal in market value to the Fund shares being redeemed. When you sell these securities, you will pay brokerage charges.

24

DIVIDENDS, DISTRIBUTIONS AND TAXES

Income dividends, if any, are normally declared and paid quarterly by the Fund, while net capital gain distributions, if any, are normally declared and paid annually in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund’s distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non- corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the Fund, certain income from the Fund may qualify for a 70% dividends- received deduction. Distributions of long-term capital gains are generally taxed as long- term capital gains, regardless of how long you have held your Fund shares.

When you redeem Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase Fund shares, any gain realized on a redemption of Fund shares will be subject to federal income tax.

You will be notified by February 15th of each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

25

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the period of the Fund's operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by the Fund’s independent registered public account firm, Cohen Fund Audit Services, Ltd. whose report, along with the Fund's financial statements, is included in the Annual Report to Shareholders, which may be obtained at no charge by calling the Fund at 1-800-514-3583.

BLUE CURRENT GLOBAL DIVIDEND FUND INSTITUTIONAL SHARES
Per Share Data for a Share Outstanding Throughout the Period
	Period Ended August 31, 2015(a)
Net asset value at beginning of period	$10.00

Income (loss) from investment operations:
Net investment income	0.16
Net realized and unrealized losses on investments	(0.62)
Total from investment operations	(0.46)

Less distributions:
From net investment income	(0.12)

Net asset value at end of period	$9.42

Total return (b)	(4.65%	)(c)

Net assets at end of period	$30,098,244

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.68	%(d)
Ratio of net expenses to average net assets (e)	0.99	%(d)
Ratio of net investment income to average net assets (e)	2.04	%(d)
Portfolio turnover rate	72	% (c )

(a)	Represents the period from the commencement of operations (September 18, 2014) through August 31, 2015.
(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends and capital gain distributions are reinvested in shares of the Fund. The return shown does not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee waivers (Note 4).

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CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE BLUE CURRENT GLOBAL DIVIDEND FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪  Social Security number
▪  Assets
▪  Retirement Assets
▪  Transaction History
▪  Checking Account Information
▪  Purchase History
▪  Account Balances
▪  Account Transactions
▪  Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-514-3583

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Who we are
Who is providing this notice?	Edge Advisors, LLC Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
▪    Open an account
▪    Provide account information
▪    Give us your contact information
▪    Make deposits or withdrawals from your account
▪    Make a wire transfer
▪    Tell us where to send the money
▪    Tell us who receives the money
▪    Show your government-issued ID
▪    Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪    Sharing for affiliates’ everyday business purposes – information about your creditworthiness
▪    Affiliates from using your information to market to you
▪    Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪ Edge Advisors, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ▪ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪ The Fund does not jointly market.

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FOR ADDITIONAL INFORMATION

Additional information about the Fund is included in the SAI, which is incorporated by reference in its entirety.

Additional information about the Fund’s investments will be available in the Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI, the Annual and Semi-Annual Reports or other information about the Fund, or to make inquiries about the Fund, please call Toll-Free:

1-800-514-3583

This Prospectus, the SAI and the most recent shareholder reports will be available without charge on the Fund’s website at www.bluecurrentfunds.com or upon written request to:

Blue Current Global Dividend Fund
c/o Ultimus Fund Solutions
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Only one copy of a Prospectus or an Annual or Semi-Annual Report will be sent to each household address. This process, known as “Householding,” is used for most required shareholder mailings. (It does not apply to confirmations of transactions and account statements, however). You may, of course, request an additional copy of a Prospectus or an annual or semiannual report at any time by calling or writing the Fund or by downloading free of charge at www.bluecurrentfunds.com. You may also request that Householding be eliminated from all your required mailings.

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the Securities and Exchange Commission at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the Securities and Exchange Commission’s Internet site at http://www.sec.gov. Copies of information on the Commission’s Internet site may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to: Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-1520.

Investment Company Act File No. 811-22680

Statement of Additional Information
December 29, 2015

BLUE CURRENT GLOBAL DIVIDEND FUND
Investor Class (BCGFX)
Institutional Class (BCGDX)

Series of
ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

This Statement of Additional Information (“SAI”) should be read in conjunction with the Prospectus for the Blue Current Global Dividend Fund (the “Fund”) dated December 29, 2015, which may be supplemented from time to time (the “Prospectus”). This SAI is incorporated by reference in its entirety into the Prospectus. Because this SAI is not itself a prospectus, no investment in shares of the Fund should be made solely upon the information contained herein. Copies of the Prospectus may be obtained without charge, upon request, by writing the Fund at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, by calling toll-free 1-800-514-3583 or by visiting the Fund’s website at www.bluecurrentfunds.com.

TABLE OF CONTENTS

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS	2
INVESTMENT RESTRICTIONS	13
CALCULATION OF SHARE PRICE	15
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION	15
SPECIAL SHAREHOLDER SERVICES	16
MANAGEMENT OF THE TRUST	17
INVESTMENT ADVISER	22
PORTFOLIO TRANSACTIONS	25
THE DISTRIBUTOR	26
OTHER SERVICE PROVIDERS	26
DISTRIBUTION PLAN	28
GENERAL INFORMATION	29
ADDITIONAL TAX INFORMATION	33
FINANCIAL STATEMENTS	37
APPENDIX A (TRUSTEES AND EXECUTIVE OFFICERS)	38
APPENDIX B (TRUST’S PROXY VOTING POLICIES AND PROCEDURES)	42
APPENDIX C (ADVISER’S PROXY VOTING POLICIES AND PROCEDURES)	45

STATEMENT OF ADDITIONAL INFORMATION

The Blue Current Global Dividend Fund is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end management investment company that was organized under Ohio law on February 28, 2012. The Fund’s investments are managed by Edge Advisors, LLC (the “Adviser”). For further information on the Fund, please call 1-800-514-3583 or visit the Fund’s website at www.bluecurrentfunds.com.

ADDITIONAL INFORMATION ON INVESTMENTS, STRATEGIES AND RISKS

Information contained in this SAI expands upon information contained in the Prospectus. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment programs will be successful. Investors should carefully review the descriptions of the Fund’s investments and their risks described in the Prospectus and this SAI. No investment in shares of the Fund should be made without first reading the Prospectus.

General Investment Risks. All investments in securities and other financial instruments involve a risk of financial loss. No assurance can be given that the Fund’s investment programs will be successful. Investors should carefully review the descriptions of the Fund’s investments and their risks in this SAI and the Prospectus.

Economic and Regulatory Risks. Although the U.S. economy has seen gradual improvement over the years, the effects of the global financial crisis that began to unfold in 2007 continue to exist and economic growth has been slow and uneven. In response to the crisis, the U.S. and other governments and the Federal Reserve and other foreign central banks took steps to support financial markets, including by keeping interest rates at historically low levels. It is unclear how long this support will last and at what levels. Reduction or withdrawal of support by the U.S. and the Federal Reserve and/or by other governments and their central banks, failure of such efforts or support in response to the crisis, or investor perception that such efforts or support are not succeeding could negatively affect financial markets generally, as well as result in higher interest rates, increase market volatility and reduce the value and liquidity of certain securities, including securities held by the Fund.

In addition, policy and legislative changes in the U.S. and in other countries have been implemented that are affecting many aspects of the financial markets and imposing additional regulatory requirements. Given the broad scope, sweeping nature, and relatively recent enactment of some of these changes, the potential impact they could have on securities held by the Fund is unclear and may not be fully known for some time. These changes and any future regulatory

Equity Securities. The equity portion of the Fund’s portfolio will generally be comprised of common stock and preferred traded on domestic and foreign securities exchanges or over-the counter markets. The prices of equity in which the Fund invests may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose securities the Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of equity securities will likely decline.

Preferred Stock, Warrants, and Rights. The Fund may purchase preferred stock, warrants and rights, or it may acquire ownership of such investments by virtue of its ownership of common stocks. Preferred stocks are securities that represent an ownership interest providing the holder with claims on the issuer’s earnings and assets before common stock owners but after bond owners. Unlike debt securities, the obligations of an issuer of preferred stock, including dividend and other payment obligations, may not typically be accelerated by the holders of such preferred stock on the occurrence of an event of default or other non-compliance by the issuer of the preferred stock. Preferred stocks may include the obligation to pay a stated dividend. The price of preferred stocks could depend more on the size of the dividend than on the company’s performance. If a company fails to pay the dividend, its preferred stock is likely to drop in price. Changes in interest rates can also affect the price of preferred stock.

Warrants are essentially options to purchase equity securities at specific prices and are valid for a specific period of time. Rights are similar to warrants but generally have a short duration and are distributed directly by the issuer to its shareholders. The holders of warrants and rights have no voting rights, and receive no dividends, with respect to the equity interests underlying warrants or rights, and will have no rights with respect to the assets of the issuer, until the warrant or right is exercised. Investments in warrants and rights involve certain risks, including the possible lack of a liquid market for resale, potential price fluctuations as a result of speculation or other factors, and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant or right can be prudently exercised (in which event the warrant or right may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Convertible Securities. Although the equity investments of the Fund consists primarily of common and preferred stocks, the Fund may invest in securities convertible into common stock if, for example, the Adviser believes that a company’s convertible securities are undervalued in the market.

The Fund may invest in convertible bonds. Convertible bonds are fixed-income securities that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible bonds are senior to common stocks in an issuer’s capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also provides the investor the opportunity, through its conversion feature, to participate in the capital appreciation of the underlying common stock. Like other debt securities, the value of a convertible bond tends to vary inversely with the level of interest rates. However, to the extent that the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible bond will be increasingly influenced by its conversion value (the security's worth, at market value, if converted into the underlying common stock). Although to a lesser extent than with fixed-income securities, the market value of convertible bonds tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible bonds tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

If a convertible security is converted into common stock, the Fund may hold the common stock for an extended period of time. Prices of common stock may fluctuate in response to many factors, including, but not limited to, the activities of the individual companies whose stock a Fund owns, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all stocks, which could also result in losses for the Funds. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

Foreign Securities. Foreign securities are securities of issuers that are tied economically to countries outside the United States. The Fund may invest in securities of foreign issuers that trade on U.S. and foreign stock exchanges or in the form of American Depositary Receipts (“ADRs”). ADRs are receipts that evidence ownership of underlying securities issued by a foreign issuer. ADRs are generally issued by a U.S. bank or trust company to U.S. buyers as a substitute for direct ownership of a foreign security and are traded on U.S. Exchanges. ADRs, in registered form, are designed for use in the U.S. securities markets. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. The depositary of an unsponsored ADR is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights with respect to the deposited security. Investments in ADRs are subject to risks similar to those associated with direct investments in foreign securities.

The Fund defines foreign securities as any security issued by a company that meets at least one of the following criteria at the time of purchase:

•	The company is organized under the laws of a foreign country.
•	The company maintains its principal place of business in a foreign country.
•	The principal trading market for the company’s securities is located in a foreign country.
•	During its most recent fiscal year, at least 50% of the company’s revenues or profits were derived from operations in foreign countries.
•	During its most recent fiscal year, at least 50% of the company’s assets were located in foreign countries.

Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. The performance of foreign markets does not necessarily track U.S. markets. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar. Therefore, to the extent the Fund invests in a foreign security which are denominated or quoted in currencies other than the U.S. dollar, there is the risk that the value of such security will decrease due to changes in the relative value of the U.S. dollar and the securities underlying foreign currency. Additional costs associated with an investment in foreign securities may include higher custodial fees than those applicable to domestic custodial arrangements, generally higher commission rates on foreign portfolio transactions, and transaction costs of foreign currency conversions. There may be less governmental supervision of securities markets, brokers and issuers of securities than in the U.S. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit less liquidity and greater price volatility than securities of U.S. companies. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the U.S.), limits on proxy voting and difficulty in enforcing legal rights outside the U.S. Currency exchange rates and regulations may cause fluctuation in the value of foreign securities. In addition, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities.

Emerging Markets Investments. The Fund, subject to its investment strategies and policies, may invest directly and indirectly in emerging market equity and fixed-income securities. Emerging market countries may include, among others, countries in Asia, Latin, Central and South America, Eastern Europe, the Middle East and Africa. In addition to the general risk of investing in foreign securities and foreign exchange risk and currency transactions described above and below, investing in emerging markets can involve greater and more unique risks than those associated with investing in more developed markets. The securities markets of emerging countries are generally small, less developed, less liquid, and more volatile than securities markets of the U.S. and other developed markets. The risks of investing in emerging markets include greater social, political and economic uncertainties. Emerging market economics are often dependent upon a few commodities or natural resources that may be significantly adversely affected by volatile price movements against those commodities or natural resources. Emerging market countries may experience high levels of inflation and currency devaluation and have fewer potential buyers for investments. The securities markets and legal systems in emerging market countries may only be in a developmental stage and may provide few, or none, of the advantages and protections of markets or legal systems in more developed countries. Some of these countries may have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. Additionally, if settlements do not keep pace with the volume of securities transactions, they may be delayed, potentially causing the Fund’s assets to be uninvested, the Fund to miss investment opportunities and potential returns, and the Fund to be unable to sell an investment. As a result of these various risks, investments in emerging markets are considered to be speculative and may be highly volatile.

Foreign Exchange Risk and Currency Transactions. The value of foreign investments as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency rates and exchange control regulations. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the U.S. or abroad. Foreign currency exchange transactions may be conducted on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into derivative currency transactions. Currency futures contracts are exchange-traded and change in value to reflect movements of a currency or a basket of currencies. Settlement must be made in a designated currency.

Forward foreign currency exchange contracts are individually negotiated and privately traded so they are dependent upon the creditworthiness of the counterparty. Such contracts may be used to (i) gain exposure to a particular currency or currencies as a part of the Fund’s investment strategy, (ii) when a security denominated in a foreign currency is purchased or sold, or (iii) when the receipt in a foreign currency of dividend or interest payments on such a security is anticipated. With respect to subparagraphs (ii) and (iii), a forward contract can then “lock in” the U.S. dollar price of the security or the U.S. dollar equivalent of such dividend or interest payment, as the case may be. Additionally, when the Adviser believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of the securities held that are denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible. In addition, it may not be possible to hedge against long-term currency changes. Cross-hedging may be used by using forward contracts in one currency (or basket of currencies) to hedge against fluctuations in the value of securities denominated in a different currency. Use of a different foreign currency magnifies exposure to foreign currency exchange rate fluctuations. Forward contracts may also be used to shift exposure to foreign currency exchange rate changes from one currency to another. Short-term hedging provides a means of fixing the dollar value of only a portion of portfolio assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) includes foreign exchange forwards in the definition of “swap” as well as over-the-counter derivatives and therefore contemplates that certain of these contracts may be exchange-traded, cleared by a clearinghouse and otherwise regulated by the Commodity Futures Trading Commission (the “CFTC”). The CFTC has been granted authority to regulate forward foreign currency contracts and many of the final regulations already adopted by the CFTC will apply to such contracts, however a limited category of forward foreign currency contracts were excluded from certain of the Dodd-Frank regulations by the Secretary of the U.S. Treasury Department. Therefore, trading by the Fund in forward foreign currency contracts excluded by the Treasury Department are not subject to the CFTC regulations to which other forward foreign currency contracts are subject.

Currency transactions are subject to the risk of a number of complex political and economic factors applicable to the countries issuing the underlying currencies. Furthermore, unlike trading in most other types of instruments, there is no systematic reporting of last sale information with respect to the foreign currencies underlying the derivative currency transactions. As a result, available information may not be complete. In an over-the-counter trading environment, there are no daily price fluctuation limits. There may be no liquid secondary market to close out options purchased or written, or forward contracts entered into, until their exercise, expiration or maturity. There is also the risk of default by, or the bankruptcy of, the financial institution serving as a counterparty.

Currency swaps involve the exchange of rights to make or receive payments in specified currencies and are individually negotiated. The entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. The Fund’s performance may be adversely affected as the Adviser may be incorrect in its forecasts of market value and currency exchange rates.

Investment Companies. The Fund may, from time to time, invest in securities of other investment companies, both open-end and closed-end, including, without limitation, money market funds. The Fund expects to rely on Rule 12d1-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), when purchasing shares of a money market fund. Under Rule 12d1-1, the Fund may generally invest without limitation in money market funds as long as the Fund pays no sales charge (“sales charge”), as defined in rule 2830(b)(8) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”), or service fee, as defined in rule 2830(b)(9) of the Conduct Rules of FINRA, charged in connection with the purchase, sale, or redemption of securities issued by the money market fund (“service fee”); or the investment Adviser waives its management fee in an amount necessary to offset any sales charge or service fee. The Fund expects to rely on Section 12(d)(1)(F) of the 1940 Act when purchasing shares of other investment companies that are not money market funds. Under Section 12(d)(1)(F), the Fund may generally acquire shares of another investment company unless, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the investment company’s total outstanding stock (the “3% Limitation”). To the extent the 3% Limitation applies to an investment the Fund wishes to make, the Fund may be prevented from allocating its investments in the manner that the Adviser considers optimal. Also, in the event that there is a proxy vote with respect to shares of another investment company purchased and held by the Fund under Section 12(d)(1)(F), then the Fund will either (i) vote such shares in the same proportion as the vote of all other holders of such securities; or (ii) contact its shareholders for instructions regarding how to vote the proxy. Investments in other investment companies subject the Fund to additional operating and management fees and expenses. For example, Fund investors will indirectly bear fees and expenses charged by underlying investment companies in which the Fund invests, in addition to the Fund’s direct fees and expenses.

Exchange Traded Funds (“ETFs”). The Fund may invest in one or more ETFs. Index-based ETFs are typically investment companies that hold a portfolio of common stock generally designed to track the performance of a securities index or sector of an index. Alternatively, ETFs may be actively managed pursuant to a particular investment strategy, similar to other non-index based investment companies. ETFs are traded on a securities exchange based on their market value. An investment in an ETF generally presents the same primary risks as an investment in a conventional registered investment company (i.e., one that is not exchange traded), including the risk that the general level of stock prices, or that the prices of stocks within a particular sector, may increase or decrease, thereby affecting the value of the shares of an ETF. In addition, all ETFs will have costs and expenses that will be passed on to the Fund and these costs and expenses will in turn increase the expenses of the Fund. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. ETFs are also subject to the following risks that often do not apply to conventional investment companies: (i) the market price of the ETF’s shares may trade at a discount to the ETF’s net asset value, and as a result, ETFs may experience more price volatility than other types of portfolio investments and such volatility could negatively impact the net asset value of the Fund; (ii) an active trading market for an ETF’s shares may not develop or be maintained at a sufficient volume; (iii) trading of an ETF’s shares may be halted if the listing exchange deems such action appropriate; and (iv) ETF shares may be delisted from the exchange on which they trade, or “circuit breakers” (which are tied to large decreases in stock prices used by the exchange) may temporarily halt trading in the ETF’s stock. ETFs are also subject to the risks of the underlying securities or sectors that the ETF is designed to track. Finally, the Fund will typically comply with the requirements of Section 12(d)(1)(F) when investing in ETFs (“3% Limitation”). However, the Fund will not be subject to the 3% Limitation if (i) the ETF or the Fund has received an order for exemptive relief from the 3% Limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. The SEC has issued such exemptive orders to numerous ETFs and their investment advisers, which permit investment companies, including the Fund, to invest in such ETFs (“Exempted ETFs”) beyond the 3% Limitation, subject to certain terms and conditions, including that such investment companies enter into an agreement with the Exempted ETF. The Fund has not currently entered into such an agreement but may choose to do so in the future.

Money Market Instruments. The Fund may invest in money market instruments. Money market instruments may include U.S. Government obligations or corporate debt obligations (including those subject to repurchase agreements) as described herein, provided that they mature in thirteen months or less from the date of acquisition and are otherwise eligible for purchase by the Fund. Money market instruments also may include Bankers’ Acceptances, Certificates of Deposit of domestic branches of U.S. banks, Commercial Paper, Variable Amount Demand Master Notes (“Master Notes”) and shares of money market investment companies.

Bankers’ Acceptances are time drafts drawn on and “accepted” by a bank, which are the customary means of effecting payment for merchandise sold in import-export transactions and are a source of financing used extensively in international trade. When a bank “accepts” such a time draft, it assumes liability for its payment. When the Fund acquires a Bankers’ Acceptance, the bank which “accepted” the time draft is liable for payment of interest and principal when due. The Bankers’ Acceptance, therefore, carries the full faith and credit of such bank.

Certificate of Deposit (“CD”) is an unsecured interest-bearing debt obligation of a bank. CDs acquired by the Fund would generally be in amounts of $100,000 or more.

Commercial Paper is an unsecured, short term debt obligation of a bank, corporation or other borrower. Commercial Paper maturity generally ranges from two to 270 days and is usually sold on a discounted basis rather than as an interest-bearing instrument. The Fund will invest in Commercial Paper only if it is rated in the highest rating category by any nationally recognized statistical rating organization (“NRSRO”) or, if not rated, if the issuer has an outstanding unsecured debt issue rated in the three highest categories by any NRSRO or, if not so rated, is of equivalent quality in the Adviser’s assessment. Commercial Paper may include Master Notes of the same quality.

Master Notes are unsecured obligations which are redeemable upon demand of the holder and which permit the investment of fluctuating amounts at varying rates of interest. Master Notes are acquired by the Fund only through the Master Note program of the custodian, acting as administrator thereof. The Adviser will monitor, on a continuous basis, the earnings power, cash flow and other liquidity ratios of the issuer of a Master Note held by the Fund. The Fund may invest in shares of money market investment companies to the extent permitted by the 1940 Act.

Debt Securities. The Fund may invest in corporate debt securities and U.S. Government obligations. Corporate securities include, but are not limited to, debt obligations offered by public or private corporations either registered or unregistered. The market value of such securities may fluctuate in response to interest rates and the creditworthiness of the issuer. A debt instrument’s credit quality depends on the issuer’s ability to pay interest on the security and repay the debt; the lower the credit rating, the greater the risk that the security’s issuer will default. The credit risk of a security may also depend on the credit quality of any bank or financial institution that provides credit enhancement for the security. In the case of corporate debt, the Fund will normally purchase investment grade securities, meaning securities rated BBB or better by Standard & Poor’s or any comparable rating by another NRSRO or, if unrated, as determined by the Adviser to be of comparable quality.

“U.S. Government obligations” include securities which are issued or guaranteed by the U.S. Treasury, by various agencies of the U.S. Government, and by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government. U.S. Treasury obligations include Treasury Bills, Treasury Notes, and Treasury Bonds. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

Agencies and instrumentalities established by the U.S. Government include the Federal Home Loan Banks, the Federal Land Bank, the Government National Mortgage Association, the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation, the Small Business Administration, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Federal Farm Credit Banks, the Federal Agricultural Mortgage Corporation, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Government while others are supported only by the credit of the agency or instrumentality, which may include the right of the issuer to borrow from the U.S. Treasury. In the case of U.S. Government obligations not backed by the full faith and credit of the U.S. Government, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the U.S. Government itself in the event the agency or instrumentality does not meet its commitment. U.S. Government obligations are subject to price fluctuations based upon changes in the level of interest rates, which will generally result in all those securities changing in price in the same way, i.e., all those securities experiencing appreciation when interest rates decline and depreciation when interest rates rise. Any guarantee of the U.S. government will not extend to the yield or value of the Fund’s shares.

Repurchase Agreements. The Fund may invest in repurchase agreements. A repurchase agreement transaction occurs when an investor purchases a security (normally a U.S. government security), then resells it to the vendor (normally a member bank of the Federal Reserve or a registered government securities dealer) and is required to deliver the security (and/or securities substituted for them under the repurchase agreement) to the vendor on an agreed upon date in the future. The repurchase price exceeds the purchase price by an amount that reflects an agreed upon market interest rate effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale normally will occur within one to seven days of the purchase. Repurchase agreements are considered “loans” under the 1940 Act, collateralized by the underlying security. The Trust has implemented procedures to monitor on a continuous basis the value of the collateral serving as security for repurchase obligations. The Adviser will consider the creditworthiness of the vendor. If the vendor fails to pay the agreed upon resale price on the delivery date, the Fund will retain or attempt to dispose of the collateral. The Fund’s risk is that such default may include any decline in value of the collateral to an amount which is less than 100% of the repurchase price, any costs of disposing of such collateral, and any loss resulting from any delay in foreclosing on the collateral. The Fund will not enter into any repurchase agreement that would cause more than 15% of its net assets to be invested in repurchase agreements that extend beyond seven days.

Illiquid Securities. The Fund may invest in illiquid securities, but will limit its investment in illiquid securities to no more than 15% of its net assets. Illiquid securities are securities that may be difficult to sell promptly (generally within seven days) at approximately their current value because of a lack of an available market and other factors. Under the supervision of the Trust’s Board of Trustees (the “Board”), the Adviser determines the liquidity of the Fund’s investments and, through reports from the Adviser, the Trustees monitor investments in illiquid instruments. If through a change in values, net assets, or other circumstances, the Fund were in a position where more than 15% of its net assets were invested in illiquid securities, it would seek to take appropriate steps to protect liquidity. The sale of some illiquid and other types of securities may be subject to legal restrictions.

Certain restricted securities are illiquid unless it is determined, based upon a review of the trading markets for a specific restricted security, that such restricted security is liquid because it is so-called “4(2) commercial paper” or is otherwise eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (“144A Securities”). Investing in 144A Securities may decrease the liquidity of the Fund’s portfolio to the extent that qualified institutional buyers become for a time uninterested in purchasing these restricted securities. The purchase price and subsequent valuation of restricted and illiquid securities normally reflect a discount, which may be significant, from the market price of comparable securities for which a liquid market exists.

If the Fund invests in securities for which there is no ready market, it may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market, and which can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities once realized may be lower or higher than the Adviser’s most recent estimate of their fair market value. Generally, less public information is available about the issuers of such securities than about companies whose securities are publicly traded.

Restricted Securities. Within its limitation on investment in illiquid securities, each Fund may purchase restricted securities that generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the federal securities laws, or in a registered public offering. Where registration is required, a Fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time the Fund may be permitted to sell a security under an effective registration statement. If during such a period adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Borrowing Money. The Fund may, subject to the restrictions of the 1940 Act, borrow money from banks as a temporary measure. For example, the Fund may borrow money to meet redemption requests or for extraordinary or emergency purposes. In the event the Fund should ever borrow money under these conditions, such borrowing could increase the Fund’s costs and thus reduce the value of the Fund’s assets.

Lending of Portfolio Securities. In order to generate additional income, the Fund may lend portfolio securities in an amount up to 33% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities that the Adviser has determined are creditworthy under guidelines established by the Trustees. In determining whether the Fund will lend securities, the Adviser will consider all relevant facts and circumstances. The Fund may not lend securities to any company affiliated with the Adviser. Each loan of securities will be collateralized by cash, securities, or letters of credit. The Fund might experience a loss if the borrower defaults on the loan.

The borrower at all times during the loan must maintain with the Fund cash or cash equivalent collateral, or provide to the Fund an irrevocable letter of credit equal in value to at least 100% of the value of the securities loaned. While the loan is outstanding, the borrower will pay the Fund any dividends or interest paid on the loaned securities, and the Fund may invest the cash collateral to earn additional income. Alternatively, the Fund may receive an agreed-upon amount of interest income from the borrower who has delivered equivalent collateral or a letter of credit. It is anticipated that the Fund may share with the borrower some of the income received on the collateral for the loan or the Fund will be paid a premium for the loan. Loans are subject to termination at the option of the Fund or the borrower at any time the Fund may pay reasonable administrative and custodial fees in connection with a loan, and may pay a negotiated portion of the income earned on the cash to the borrower or placing broker. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower fail financially. If the Fund invests the cash collateral from the borrower, there is the risk that such investment may result in a financial loss. In such an event, the Fund would be required to repay the borrower out the Fund’s assets.

Where voting rights with respect to the loaned securities pass with the lending of the securities, the Adviser intends to call the loaned securities to vote proxies, or to use other practicable and legally enforceable means to obtain voting rights, when the Adviser has knowledge that, in its opinion, a material event affecting the loaned securities will occur or the Adviser otherwise believes it necessary to vote.

Cybersecurity Risk. The Fund and its service providers may be subject to operational and information security risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose or compromise confidential information, suffer data corruption or lose operational capacity. Breaches in cybersecurity include, among other things, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other operational disruptions. Successful cybersecurity breaches of the Fund and/or the Fund’s investment adviser, distributor, custodian, the transfer agent or other third party services providers may adversely impact the Fund and its shareholders. For instance, a successful cybersecurity breach may interfere with the processing of shareholder transactions, cause the release of private personal shareholder information, impede trading, subject the Fund to regulatory fines or financial losses, and/or cause reputational damage. The Fund relies on third-party service providers for many of the day-to-day operations, and is therefore subject to the risk that the protections and protocols implemented by those service providers will be ineffective in protecting the Funds from cybersecurity breaches. Similar types of cybersecurity risks are also present for issuers of securities in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investments in such companies to lose value. There is no guarantee the Fund will be successful in protecting against cybersecurity breaches.

Temporary Defensive Positions. The Fund may from time to time take temporary defensive positions that are inconsistent with its principal investment strategies. If the Adviser believes a temporary defensive position is warranted in view of market conditions, the Fund may hold cash or invest up to 100% of its assets in high-quality short-term government or corporate obligations, money market instruments or shares of money market mutual funds. Taking a temporary defensive position may prevent the Fund from achieving its investment objective.

Portfolio Turnover. The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund’s purchases or sales of portfolio securities for the year by the monthly average value of the securities. The Fund’s portfolio turnover rate may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund’s shareholders.

The portfolio turnover rate for the Fund was:

Fiscal Period Ended	Portfolio Turnover Rate
August 31, 2015	72%

INVESTMENT RESTRICTIONS

The Fund has adopted the following fundamental investment limitations that may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and this SAI, the term “majority” of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented at such meeting; or (2) more than 50% of the outstanding voting securities of the Fund. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities. See the Prospectus for more information about the Fund’s investment objective and investment strategies, each of which are not fundamental and may be changed without shareholder approval.

Fundamental Restrictions. As a matter of fundamental policy:

1.            Borrowing Money. The Fund may, subject to the restrictions of the 1940 Act, borrow money from banks as a temporary measure. For example, the Fund may borrow money to meet redemption requests or for extraordinary or emergency purposes.

2.            Senior Securities. The Fund will not issue senior securities, except as permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

3.            Underwriting. The Fund will not act as underwriter, except to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws or in connection with investments in other investment companies.

4.            Real Estate. The Fund will not directly purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from holding or selling real estate acquired as a result of the Fund’s ownership of securities or other instruments, investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.            Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options, forward contracts, or futures contracts, including those relating to indices, or options on futures contracts or indices, or from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.            Loans. The Fund will not make loans to other persons, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances, repurchase agreements and any other lending arrangement permitted by the 1940 Act, any rules and regulations promulgated thereunder or interpretations of the SEC or its staff shall not be deemed to be the making of a “loan”. For purposes of this limitation, the term “loans” shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other debt securities.

7.            Concentration. The Fund will not invest more than 25% of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government (including its agencies and instrumentalities) or state or municipal governments and their political subdivisions (other than revenue bonds issued in connection with an identifiable industry; e.g., healthcare or education) or repurchase agreements with respect thereto, or investments in registered investment companies.

Non-Fundamental Restriction. The following investment limitation is not fundamental and may be changed by the Board without shareholder approval. The Fund may not invest more than 15% of its net assets in illiquid securities. Securities qualifying for resale under Rule 144A under the Securities Act of 1933, as amended (“Rule 144A”), determined by the Adviser to be liquid, subject to the oversight of the Board, shall not be deemed to be “illiquid securities”.

With respect to the “fundamental” and “non-fundamental” investment restrictions above, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction (i.e., percentage limitations are determined at the time of purchase); provided, however, that the treatment of the fundamental restrictions related to borrowing money and issuing senior securities and the non-fundamental restriction relating to illiquid securities are exceptions to this general rule.

Senior securities may include any obligation or instrument issued by a fund evidencing indebtedness. The 1940 Act generally prohibits funds from issuing senior securities, although it does not treat certain transactions as senior securities, such as certain borrowings, short sales, reverse repurchase agreements, firm commitment agreements and standby commitments, with appropriate earmarking or segregation of assets to cover such obligation.

The 1940 Act permits the Fund to borrow money from banks in an amount up to one-third of its total assets (including the amount borrowed) less its liabilities (not including any borrowings but including the fair market value at the time of computation of any other senior securities then outstanding). In general, the Fund may not issue any class of senior security, except that the Fund may (i) borrow from banks, provided that immediately following any such borrowing there is an asset coverage of at least 300% for all Fund borrowings and in the event such asset coverage falls below 300% the Fund will within three days (excluding holidays and Sundays) or such longer period as the SEC may prescribe by rules and regulation, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%, and (ii) engage in trading practices which could be deemed to involve the issuance of a senior security, including options, futures, forward contracts and reverse repurchase agreements, provided that the Fund earmarks or segregates liquid assets in accordance with applicable SEC regulations and interpretations.

CALCULATION OF SHARE PRICE

The share price or net asset value (“NAV”) of shares of the Fund is determined as of the close of the regular session of trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. Currently, the NYSE is open for trading on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

For purposes of computing the Fund’s NAV, securities are valued at market value as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time) on each business day the NYSE is open. Securities listed on the NYSE or other exchanges are valued on the basis of their last sale prices on the exchanges on which they are primarily traded. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. National Association of Securities Dealers Automated Quotations (“NASDAQ”) listed securities are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the last bid price as reported by NASDAQ. Securities traded in the over-the-counter market are valued at the last sale price, if available, otherwise at the most recently quoted bid price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities and other assets are valued at fair value as determined in good faith in accordance with procedures adopted by the Board . Fixed-income securities are normally valued on the basis of prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to institutional bid and last sale prices and take into account security prices, yield, maturity, call features, ratings, institutional sized trading in similar groups of securities and developments related to specific securities. One or more independent pricing services may be utilized to determine the fair value of securities held by the Fund. The methods used by independent pricing services and the quality of valuations so established are reviewed by the Adviser under the general supervision of the Board. Foreign securities are normally valued on the basis of fair valuation prices obtained from independent third-party pricing services approved by the Board, which are generally determined with consideration given to any change in price of the foreign security and any other developments related to the foreign security since the last sale price on the exchange on which such foreign security primarily traded and the close of regular trading on the NYSE. The methods used by independent pricing services and the quality of valuations so established are reviewed by the Adviser and the Administrator under the general supervision of the Board.To the extent the assets of the Fund are invested in other open-end investment companies that are registered under the 1940 Act and not listed on an exchange, the Fund’s NAV is calculated based upon the NAVs by such registered open-end investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

Shares of the Fund are offered for sale on a continuous basis. Shares are sold and redeemed at their NAV, as next determined after receipt of the purchase or redemption order in proper form.

The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the value of its assets.

The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind”. This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund’s net assets). A redemption in kind will consist of liquid securities equal in market value to your shares. Securities delivered in payment of redemptions will be valued at the same value assigned to them in computing the Fund’s NAV. When you convert these securities to cash, you will pay brokerage charges.

SPECIAL SHAREHOLDER SERVICES

As noted in the Prospectus, the Fund offers the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions to and withdrawals from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor’s registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction.

Automatic Investment Plan. The automatic investment plan enables investors to make regular periodic investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Fund’s transfer agent will automatically charge the checking account for the amount specified ($100 minimum) which will be automatically invested in shares at the NAV on or about the fifteenth and/or the last business day of the month, or both. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Fund.

Transfer of Registration. To transfer shares to another owner, send a written request to Blue Current Global Dividend Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Your request should include the following: (i) the Fund name and existing account registration; (ii) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registration; (iii) if it is for a new account, a completed account application, or if it is an existing account, the account number; (iv) Medallion signature guarantees (See the heading “How to Redeem Shares – Signature Guarantees” in the Prospectus); and (v) any additional documents that are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Fund.

MANAGEMENT OF THE TRUST

Overall responsibility for management and supervision of the Fund and the Trust rests with the Board, the members of the Board (the “Trustees”), who are elected by the Trust’s shareholders or existing members of the Board. The Trustees serve for terms of indefinite duration until death, resignation, retirement or removal from office. The Trustees, in turn, elect the officers of the Trust to actively supervise the Trust’s day-to-day operations. The officers are elected annually. Certain officers of the Trust also may serve as Trustees.

The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently four Trustees, three of whom are not “interested persons,” as defined by the 1940 Act, of the Trust (the “Independent Trustees”). The Independent Trustees receive compensation for their services as Trustee and attendance at meetings of the Board. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

Attached in Appendix A is a list of the Trustees and executive officers of the Trust, their year of birth and address, their present position with the Trust, and their principal occupation during the past five years. Those Trustees who are “interested persons” as defined in the 1940 Act and those Trustees who are Independent Trustees are identified in the table.

Leadership Structure and Qualifications of Trustees

As noted above, the Board consists of four Trustees, three of whom are Independent Trustees. The Board is responsible for the oversight of the series, or funds, of the Trust. In addition to the Fund, the Trust currently consists of the following series:

•	Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund managed by Alambic Investment Management L.P. of San Francisco, California;
•	APEXcm Small/Mid Cap Growth Fund managed by Apex Capital Management, Inc. of Dayton, Ohio;
•	Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund managed by Barrow Street Advisors LLC of Stamford, Conneticut;
•	Cincinnati Asset Management Funds: Broad Market Strategic Income Fund managed by Cincinnati Asset Management, Inc. of Cincinnati, Ohio;
•	Castlemaine Emerging Markets Opportunities Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund, each managed by Castlemaine LLC of New York, New York;
•	Galapagos Partners Select Equity Fund managed by Galapagos Partners, LLC of Houston, Texas;
•	Lyrical U.S. Value Equity Fund and Lyrical U.S. Hedged Value Fund managed by Lyrical Asset Management LP of New York, New York;
•	Marshfield Concentrated Opportunity Fund managed by Marshfield Associates, Inc. of Washington, District of Columbia;

•	Ryan Labs Core Bond Fund and Ryan Labs Long Credit Fund managed by Ryan Labs Asset Management of New York, New York;
•	Topturn OneEighty Fund managed by Topturn Fund Advisors, LLC of Monterey, California;
•	Wavelength Interest Rate Neutral Fund managed by Wavelength Capital Management, LLC of New York, New York; and
•	Waycross Long/Short Equity Fund managed by Waycross Partners, LLC of Louisville, Kentucky.

The Board has engaged the above-named investment advisers to oversee the day-to-day management of the Trust’s series. The Board is responsible for overseeing these investment advisers and the Trust’s other service providers in the operations of the Trust in accordance with the 1940 Act, other applicable federal and state laws, and the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”).

The Board meets at least four times throughout the year. The Board generally meets in person, but may meet by telephone as permitted by the 1940 Act. In addition, the Trustees may meet in person or by telephone at special meetings or on an informal basis at other times. The Independent Trustees also meet at least quarterly without the presence of any representatives of management.

Board Leadership.  The Board is led by its Chairman, who is also an Independent Trustee. The Chairman presides at all Board Meetings. The Chairman facilitates communication and coordination between the Trustees and management. He also reviews meeting agendas for the Board and the information provided by management to the Trustees. The Chairman works closely with Trust counsel and counsel to the Independent Trustees. The Chairman is also assisted by the Trust’s President, who, with the assistance of the Trust’s other officers, oversees the daily operations of the Fund, including monitoring the activities of all of the Fund’s service providers.

The Board believes that its leadership structure, including an Independent Trustees as Chairman and having three out of four Trustees as Independent Trustees, is appropriate and in the best interests of the Trust. The Board also believes its leadership structure facilitates the orderly and efficient flow of information to the Independent Trustees from Trust management.

Board Committee. The Board has established a Committee of Independent Trustees, the principal functions of which are: (i) to appoint, retain and oversee the Trust’s independent registered public accounting firm; (ii) to meet separately with the independent registered public accounting firm and receive and consider a report concerning its conduct of the audit, including any comments or recommendations it deems appropriate; (iii) to select and nominate all persons to serve as Independent Trustees; (iv) to act as the Trust’s qualified legal compliance committee (“QLCC”), as defined in the regulations under the Sarbanes-Oxley Act; and (v) to act as a proxy voting committee if called upon under the Trust’s Policies and Procedures for Voting Proxies when a matter with respect to which a series of the Trust is entitled to vote presents a conflict between the interest of the series’ shareholders, on the one hand, and those of the series’ investment manager on the other hand. In selecting and nominating persons to serve as Independent Trustees, the Committee will not consider nominees recommended by shareholders of the Trust. Messrs. Deptula, Davis and Discepoli are the members of the Committee of Independent Trustees. Mr. Deptula is the Chairman of the Committee and presides at its meetings. The Committee of Independent Trustees met four times during the Fund’s fiscal year ended August 31, 2015.

Qualifications of the Trustees. The Committee of Independent Trustees reviews the experience, qualifications, attributes and skills of potential candidates for nomination or election by the Board. In evaluating a candidate for nomination or election as a Trustee, the Committee takes into account the contribution that the candidate would be expected to make to the diverse mix of experience, qualifications, attributes and skills that the Committee believes contribute to the oversight of the Trust’s affairs. The Board has concluded, based on each Trustee’s experience, qualifications, attributes or skills on an individual basis and in combination with the other Trustees, that each Trustee is qualified to serve on the Board. The Board believes that the Trustees’ ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the Adviser, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Trustees support this conclusion. In determining that a particular Trustee is and will continue to be qualified to serve as a Trustee, the Board considers a variety of criteria, none of which, in isolation, is controlling.

In addition to the Trustee Qualifications listed above, each of the Trustees has additional Trustee Qualifications including, among other things, the experience identified in the “Trustees and Executive Officers” table above and as follows:

Interested Trustees

Robert G. Dorsey is a co-founder of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC. Mr. Dorsey has served as President and Managing Director of Ultimus since its founding in 1999. Mr. Dorsey has over 30 years of experience in the mutual fund servicing industry. He holds a B.S. from Christian Brothers University and is a Certified Public Accountant (inactive). Mr. Dorsey has been a Trustee since February 2012.

Independent Trustees

John J. Discepoli is the owner of Discepoli Financial Planning, LLC, a personal financial planning firm. He founded the firm in November 2004. Mr. Discepoli has over 15 years of experience in the financial services industry. He holds BBA in Accounting from the University of Notre Dame and received a certificate from the Executive Development Program of Northwestern University – Kellogg School of Management. Mr. Discepoli is a Certified Public Accountant and Personal Financial Specialist. Mr. Discepoli has been a Trustee since June 2012.

John C. Davis has been a private business consultant since May 2011. Prior to providing consulting services, Mr. Davis was a partner with PricewaterhouseCoopers LLP (PwC) from October 1984 through his retirement in June 2010. Mr. Davis joined PwC in 1974. During his tenure as a partner at PwC he was responsible for audit services to PwC clients – principally clients in investment management and related financial services industries. Mr. Davis holds a B.S. in Accounting from Indiana State University and is a Certified Public Accountant. Mr. Davis has been a Trustee since June 2012.

David M. Deptula is Vice President of Tax Treasury for Standard Register, Inc.(a company that provides solutions for companies to manage their critical communications, previously the Standard Register Company) since November 2011. (Standard Register, Inc., a newly formed subsidiary of Taylor Corporation, purchased assets of The Standard Register Company on July 31, 2015.) Prior to joining Standard Register, Mr. Deptula was a Tax Partner at Deloitte Tax LLP. Mr. Deptula joined Deloitte in 1984 and remained with Deloitte until October of 2011. During his tenure at Deloitte, he was actively involved in providing tax accounting services to open-end mutual funds and other financial services companies. Mr. Deptula holds a B.S. in Accounting from Wright State University and a Juris Doctorate from University of Toledo. He is also a Certified Public Accountant. Mr. Deptula has been a Trustee since June 2012.

References above to the qualifications, attributes and skills of Trustees are pursuant to requirements of the SEC, do not constitute holding out the Board or any Trustee as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

Risk Oversight. The operation of a mutual fund, including its investment activities, generally involves a variety of risks. As part of its oversight of the Fund, the Board oversees risk through various regular board and committee activities. The Board, directly or through its Committee of Independent Trustees, reviews reports from, among others, the Adviser, the Trust’s Chief Compliance Officer (the “CCO”), the Trust’s independent registered public accounting firm, and outside legal counsel, regarding risks faced by the Fund and the risk management programs of the Adviser, with respect to the Fund’s investment and trading activities, and certain service providers. The actual day-to-day risk management with respect to the Fund resides with the Adviser and other service providers to the Fund. Although the risk management policies of the Adviser and the service providers are designed to be effective, there is no guarantee that they will anticipate or mitigate all risks. Not all risks that may affect the Fund can be identified, eliminated or mitigated and some risks simply may not be anticipated or may be beyond the control of the Board or the Adviser or other service providers. The Independent Trustees meet separately with the Trust’s CCO at least annually, outside the presence of management, to discuss issues related to compliance. Furthermore, the Board receives an annual written report from the Trust’s CCO regarding the operation of the compliance policies and procedures of the Trust and its primary service providers. As part of its oversight function, the Board also may hold special meetings or communicate directly with Trust management or the CCO to address matters arising between regular meetings.

The Board also receives quarterly reports from the Adviser on the investments and securities trading of the Fund, including its investment performance, as well as reports regarding the valuation of the Fund’s securities. The Board also receives quarterly reports from the Fund’s administrator, transfer agent and distributor on regular quarterly items and, where appropriate and as needed, on specific issues. In addition, in its annual review of the Fund’s investment advisory agreement, the Board will review information provided by the Adviser relating to its operational capabilities, financial condition and resources. The Board also conducts an annual self-evaluation that includes a review of its effectiveness in overseeing, among other things, the number of funds in the Trust and the effectiveness of the Board’s committee structure.

Trustees’ Ownership of Fund Shares. The following table shows each Trustee’s beneficial ownership of shares of the Fund and, on an aggregate basis, of shares of all funds within the Trust overseen by the Trustee. Information is provided as of December 31, 2014.

Name of Trustee	Dollar Range of Shares of the Fund Owned by Trustee	Aggregate Dollar Range of Shares Owned of All Funds in Trust Overseen by Trustee
Interested Trustee
Robert G. Dorsey	None	$50,001-$100,000
Independent Trustees
John J. Discepoli	None	None
John C. Davis	None	None
David M. Deptula	None	None

Ownership In Fund Affiliates. As of the date of this SAI, none of the Independent Trustees, nor members of their immediate families, owned, beneficially or of record, securities of the Adviser, the Distributor or any affiliate of the Adviser or Distributor.

Trustee Compensation. No director, officer or employee of the Adviser or Distributor receives any compensation from the Trust for serving as an officer or Trustee of the Trust. Each Independent Trustee receives a $500 per meeting fee and a $500 annual retainer for each series of the Trust. The Trust reimburses each Trustee and officer for their travel and other expenses incurred in attending meetings. The following table provides the amount of compensation paid to each of the Trustees during the Fund’s first fiscal year ended August 31, 2015:

Name of Trustee	Compensation From the Fund	Pension or Retirement Benefits Accrued As Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From all Funds Within the Trust
Interested Trustee
Robert G. Dorsey	None	None	None	None
Independent Trustees
John J. Discepoli	$2,500	None	None	$ 29,250
John C. Davis	$2,500	None	None	$29,250
David M. Deptula	$2,500	None	None	$29,250

Principal Holders of Voting Securities. As of December 7, 2015, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting or investment power) 1% of the then-outstanding shares of the Fund. On the same date, the following shareholders owned of record more than 5% of the outstanding shares of beneficial interest of the Fund.

Name and Address of Record Owner	Percentage Ownership
Pershing, LLC	31%*
Atlanta Capital Bancshares, Inc.	5%
Charles Schwab & Co., Inc.	5%

*	The Fund believes that such entity does not have a beneficial interest of such shares.

INVESTMENT ADVISER

Edge Advisors, LLC, located at 1380 West Paces Ferry Road, Suite 1000, Atlanta, Georgia 30327, serves as the investment adviser to the Fund pursuant to an Investment Advisory Agreement dated July 21, 2014 (the “Investment Advisory Agreement”). The Adviser was organized in 2006 and also provides investment advisory services to high net-worth individuals and institutions, such as corporations, defined benefit plans (both private and governmental), profit sharing plans, endowments and charitable foundations. The Adviser is controlled by Edge Capital Partners, LLC, William A. Maner, Henry M. Jones, Julius P. Garlington, Albert A. Rayle, William C. Skeean, Paul R.P. Izlar and Richard J. Floress.

The Investment Advisory Agreement is effective for an initial two-year period and will be renewed for periods of one year only so long as such renewal and continuance is specifically approved at least annually by the Trustees or by vote of a majority of the applicable Fund’s outstanding voting securities, provided the continuance is also approved by a majority of the Independent Trustees. The Investment Advisory Agreement is terminable without penalty on 60 days’ notice by the Trustees or by vote of a majority of the outstanding voting securities of the applicable Fund. The Investment Advisory Agreement provides that it will terminate automatically in the event of its “assignment,” as such term is defined in the 1940 Act.

The Adviser manages the Fund’s investments in accordance with the stated investment objective and policies of the Fund, subject to the oversight of the Board. The Adviser is responsible for investment decisions, and provides the Fund with a portfolio manager to execute purchases and sales of securities. The Investment Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust or the Fund in connection with the performance of its duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

The Fund pays the Adviser a monthly fee computed at the annual rate of 0.99% of its average daily net assets. The Adviser has agreed to reduce its investment advisory fees and to pay Fund expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business; and amount, if any payable pursuant for a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to an amount not exceeding 1.24% of the average daily net assets of the Investor Class shares and 0.99% of the average daily net assets of the Institutional Class shares, respectively, until January 1, 2018. Any such fee reductions by the Adviser, or payments by the Adviser of expenses which are the Fund’s obligation, are subject to repayment by the Fund, provided that the repayment does not cause the Fund’s ordinary operating expenses to exceed the foregoing expense limits, and provided further that the fees and expenses which are the subject of the repayment were incurred within 3 years of the repayment.

The table below provides the compensation payable to the Adviser by the Fund after advisory fee reductions and expense reimbursements made by the Adviser during the following fiscal period:

Fiscal Period Ended	Management Fees Accrued	Management Fees Waived	Expense Reimbursements	Net Advisory Fees Received by Adviser
August 31, 2015	$231,147	$159,675	$0	$71,472

Portfolio Managers

The Fund is managed by Henry M. Jones and Dennis Sabo (the “Portfolio Managers”), who have joint responsibility for the day-to-day implementation of investment strategies for the Fund.

Other Accounts Managed by Portfolio Managers

In addition to the Fund, the Portfolio Managers are responsible for the day-to-day management of certain other accounts. The table below shows the number of, and total assets in, such other accounts as of August 31, 2015.

Portfolio Manager	Type of Accounts	Total Number of Other Accounts Managed	Total Asset of Other Accounts Managed (million)	Number of Accounts Managed with Advisory Fee Based on Performance	Total Assets of Accounts Managed with Advisory Fee Based on Performance (million)
Henry M. Jones	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	2	$135	0	$0
	Other Accounts	13	$500	0	$0

Dennis Sabo	Registered Investment Companies	0	$0	0	$0
	Other Pooled Investment Vehicles	2	$80	0	$0
	Other Accounts	25	$500	0	$0

Potential Conflicts of Interest

Each Portfolio Manager’s management of other investment pooled vehicles and other accounts (the “Other Accounts”) may give rise to potential conflicts of interest in connection with his management of the Fund’s investments, on the one hand, and the investments of the Other Accounts, on the other. A potential conflict of interest may arise where an Other Account has the same investment objective as the Fund, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of the Other Accounts and to the disadvantage of the Fund. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

A potential conflict of interest may arise as a result of the portfolio managers’ day-to-day management of the Fund. The portfolio managers know the size and timing of trades for the Fund and the Other Accounts, and may be able to predict the market impact of Fund trades. It is theoretically possible that the portfolio managers could use this information to the advantage of Other Accounts they manage and to the possible detriment of the Fund, or vice versa.

Compensation

Mr. Jones is compensated by salary, and shares in the Adviser’s profits based on his ownership of the Adviser. Mr. Sabo is compensated by salary, bonus and the Adviser’s profit sharing plan.

Ownership of Fund Shares

The table below shows the value of shares of the Fund beneficially owned by the Portfolio Managers of the Fund as of August 31, 2015 stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; E = $100,001-$500,000; F = $500,001-$1,000,000; and G = over $1,000,000.

Name of Portfolio Manager	Dollar Range of Shares of the Fund
Henry M. Jones	G
Dennis Sabo	C

PORTFOLIO TRANSACTIONS

Pursuant to the Investment Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with the Fund’s investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund’s portfolio transactions.

Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment consistent with its obligation to seek best execution and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for equity transactions on behalf of the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely, supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Fund. While the Adviser generally seeks competitive commissions, the Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

Consistent with the foregoing, under Section 28(e) of the Securities Exchange Act of 1934, the Adviser is authorized to pay a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and/or research services provided by the broker. Research is received in the form of written reports, telephone contacts, personal meetings, research seminars, software programs and access to computer databases. In some instances, research products or services received by the Adviser may also be used by the Adviser for functions that are not research related (i.e., not related to the making of investment decisions). Where a research product or service has a mixed use, the Adviser will make a reasonable allocation according to its use and will pay for the non-research function in cash using its own funds.

Subject to the requirements of the 1940 Act and procedures adopted by the Board, the Fund may execute portfolio transactions through any broker or dealer and pay brokerage commissions to a broker (i) which is an affiliated person of the Trust, or (ii) which is an affiliated person of such person, or (iii) an affiliated person of which is an affiliated person of the Trust, the Adviser or the Trust’s principal underwriter.

During the period listed below, the Fund paid the following brokerage commissions:

Fiscal Period Ended	Brokerage Commissions Paid by Fund
August 31, 2015	$20,059

THE DISTRIBUTOR

Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis. The Distributor is compensated for its services to the Trust under a written agreement for such services. The Distributor is an affiliate of Ultimus Fund Solutions, LLC. Robert G. Dorsey and Mark J. Seger are each Managing Directors of the Distributor; Mr. Dorsey is a Trustee and Mr. Seger is an officer of the Trust.

By its terms, the Distribution Agreement is for an initial term of two years and will continue in effect year-to-year thereafter so long as such continuance is approved at least annually by (1) the Board or (2) a vote of the majority of the Fund’s outstanding voting shares; provided that in either event continuance is also approved by a majority of the Independent Trustees, by a vote cast in person at a meeting called for the purpose of voting such approval. The Distribution Agreement may be terminated at any time, on sixty days written notice, without payment of any penalty, by the Trust or by the Distributor. The Distribution Agreement automatically terminates in the event of its assignment, as defined by the 1940 Act and the rules thereunder.

OTHER SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent

Ultimus Fund Solutions, LLC (“Ultimus”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Fund pursuant to an Administration Agreement, a Fund Accounting Agreement and a Transfer Agent and Shareholder Services Agreement (collectively, the “Service Agreements”).

As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

•	prepares and assembles reports required to be sent to the Fund’s shareholders and arranges for the printing and dissemination of such reports;
•	assembles reports required to be filed with the SEC and files such completed reports with the SEC;
•	files the Fund’s federal income and excise tax returns and the Fund’s state and local tax returns;
•	assists and advises the Fund regarding compliance with the 1940 Act and with its investment policies and limitations; and
•	makes such reports and recommendations to the Trust’s Board as the Board reasonably requests or deems appropriate.

As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. Ultimus also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the custodian, verifies and reconciles with the custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

As Transfer Agent, Ultimus performs the following services in connection with the Fund’s shareholders: maintains records for the Fund’s shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and is reimbursed for certain expenses assumed pursuant to the Service Agreements.

Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus will continue in effect until July 21, 2016 and, unless otherwise terminated as provided in the Service Agreements, are renewed automatically thereafter for successive one-year periods.

The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service Agreements relate, except a loss from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

During the fiscal period, as applicable, listed below, Ultimus received the following fees from the Fund for its services as Administrator, Fund Accountant, and Transfer Agent:

Fiscal Period Ended	Administration	Fund Accounting	Transfer Agent
August 31, 2015	$25,750	$25,235	$16,792

Custodian

U.S. Bank, N.A. (the “Custodian”), located at 425 Walnut Street, Cincinnati, Ohio 45242, serves as custodian to the Fund pursuant to a Custody Agreement. The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments.

Independent Registered Public Accounting Firm

The Trust has selected Cohen Fund Audit Services, Ltd., located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, to serve as the independent registered public accounting firm for the Trust and to audit the financial statements of the Fund and assist in the preparation of the Fund’s federal, state and excise tax returns.

Legal Counsel

Kilpatrick Townsend & Stockton LLP, located at 4208 Six Forks Road, Suite 1400, Raleigh, North Carolina 27609, serves as legal counsel to the Trust and the Trust’s Independent Trustees.

Compliance Consulting Agreement

Under the terms of a Compliance Consulting Agreement with the Trust, Ultimus provides an individual with the requisite background and familiarity with the Federal securities laws to serve as the Trust’s CCO and to administer the Trust’s compliance policies and procedures.

DISTRIBUTION PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) for the Investor Class of shares. As of the date of this SAI, the Investor Class shares are not being offered. See the section entitled “Distribution Plan” in the Prospectus for additional information on the specifics of the Plan. As required by Rule 12b-1, the Plan was approved by the Board and separately by a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Plan. The Plan provides that the Trust’s Distributor or Treasurer shall provide to the Board, at least quarterly, a written report of the amounts expended pursuant to the Plan and the purposes of such expenditures. The Board will take into account the expenditures for purposes of reviewing operation of the Plan and in connection with their annual consideration of the renewal of the Plan.

Under the Plan, the Fund on behalf of the Investor Class shares, may annually expend up to 0.25% of its average daily net assets to pay for any activity primarily intended to result in the sale of those shares and the servicing of shareholder accounts, provided that the Board has approved the category of expenses for which payment is being made. In connection therewith, the Investor Class shares may pay up to 0.25% of its average daily net assets to the Distributor, as compensation for services or other activities that are primarily intended to result in the sale of shares, or reimbursement for expenses incurred in connection with services or other activities that are primarily intended to result in the sale of shares. The Distributor may enter into selling agreements with one or more selling agents under which such agents may receive compensation for distribution-related services from the Distributor, including, but not limited to, commissions or other payments to such agents based on the average daily net assets of the Investor Class shares attributable to them. The Fund does not participate in any joint distribution activities with other investment companies. Robert G. Dorsey and Mark J. Seger, as owners of the Distributor, may be deemed to receive an indirect benefit from the operation of the Plan.

GENERAL INFORMATION

Description of Shares

The Trust is an unincorporated business trust that was organized under Ohio law on February 28, 2012. The Trust’s Declaration of Trust authorizes the Board to divide shares into series, each series relating to a separate portfolio of investments, and to further divide shares of a series into separate classes. The shares of the Fund are currently divided into two classes, the Investor Class shares and the Institutional Class shares, which are described in the Prospectus. Additional classes of shares may be created at any time. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable. Subject to the Declaration of Trust, determinations by the Board as to the allocation of liabilities, and the allocable portion of any general assets, with respect to the Fund and the Fund’s classes, are conclusive.

Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

Trustee Liability

The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of their duties to the Trust and its holders of beneficial interest. It also provides that all third parties shall look solely to the Trust’s property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

Trust Liability

Under Ohio law, liabilities of the Trust to third persons, including the liabilities of any series, extend to the whole of the trust estate to the extent necessary to discharge such liabilities. However, the Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series and the Trustees and officers of the Trust intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of the Trust by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that the Trust will be successful in preventing the assets of one series from being available to creditors of another series.

Code of Ethics

The Trust, the Adviser, and the Distributor have each adopted a Code of Ethics designed to prevent their respective personnel subject to the Code of Ethics from engaging in deceptive, manipulative, or fraudulent activities in connection with securities held or to be acquired by the Fund (which securities may also be held by persons subject to the codes). These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the Fund, but prohibit such personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund’s planned portfolio transactions. Each of these parties monitors compliance with its Code of Ethics.

Proxy Voting Policies and Procedures

The Trust and the Adviser have adopted Proxy Voting Policies and Procedures that describe how the Fund intends to vote proxies relating to portfolio securities. The Proxy Voting Policies and Procedures of the Trust and the Adviser are attached to this Statement of Additional Information as Appendix B and Appendix C, respectively. No later than August 31st of each year, information regarding how the Fund voted proxies relating to portfolio securities during the prior twelve-month period ended June 30th is available without charge upon request by calling 1-800-514-3583, or on the SEC’s website at www.sec.gov.

Portfolio Holdings Disclosure Policy

The Board of the Trust has adopted a policy to govern the circumstances under which disclosure regarding securities held by the Fund (“Portfolio Securities”), and disclosure of purchases and sales of such securities, may be made to shareholders of the Fund or other persons. The Trust’s CCO is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Fund or its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and the Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the chief executive officer and chief financial officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund.

•	Public disclosure regarding Portfolio Securities is made in the Fund’s Annual Reports and Semi-Annual Reports to shareholders, and in quarterly holdings reports on Form N-Q (“Official Reports”), which are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.. Except for such Official Reports and as otherwise expressly permitted by the Trust’s policy, shareholders and other persons may not be provided with information regarding Portfolio Securities held, purchased or sold by the Fund.

•	Information regarding Portfolio Securities and other information regarding the investment activities of the Fund, may be disclosed to rating and ranking organizations for use in connection with their rating or ranking of the Fund, but only if such disclosure is approved and monitored by the Trust’s CCO. Each disclosure arrangement has been authorized by the Fund and/or the Adviser in accordance with the Fund’s disclosure of portfolio holdings policy upon a determination that this disclosure serves as legitimate business purpose of the Fund and that each organization is subject to a duty of confidentiality.

•	Information regarding the general market exposure of the Fund may be disclosed, if such information is also disclosed on the Fund’s website and the information does not identify specific Portfolio Securities.

•	The Trust’s CCO may approve the disclosure of holdings of or transactions in Portfolio Securities that is made on the same basis to all shareholders of the Fund.

•	The Fund’s policy relating to disclosure of holdings of Portfolio Securities does not prohibit disclosure of information to the Adviser or to other Trust service providers, including the Trust’s administrator, distributor, custodian, legal counsel, accountants and printers/typesetters, or to brokers and dealers through which the Fund purchases and sells Portfolio Securities. Below is a table that lists each service provider that may receive non-public portfolio information along with information regarding the frequency of access to, and limitations on use of, portfolio information.

Type of Service Provider	Typical Frequency of Access to Portfolio Information	Restrictions on Use
Adviser	Daily	Contractual and Ethical
Administrator and Distributor	Daily	Contractual and Ethical
Custodian	Daily	Ethical
Accountants	During annual audit	Ethical
Legal counsel	Regulatory filings, board meetings, and if a legal issue regarding the portfolio requires counsel’s review	Ethical
Printers/Typesetters	Twice a year – printing of Semi-Annual and Annual Reports	No formal restrictions in place – typesetter or printer would not receive portfolio information until at least 30 days old
Broker/dealers through which the Fund purchases and sells portfolio securities	Daily access to the relevant purchase and/or sale – no broker/dealer has access to the Fund’s entire portfolio	Contractual and Ethical

Such disclosures may be made without approval of the Trust’s CCO because the Board has determined that the Fund and its shareholders are adequately protected by the restrictions on use in those instances listed above.

•	The Trust’s CCO may approve other arrangements under which information relating to Portfolio Securities held by the Fund, or purchased or sold by the Fund (other than information contained in Official Reports), may be disclosed. The CCO shall approve such an arrangement only if he or she concludes (based on a consideration of the information to be disclosed, the timing of the disclosure, the intended use of the information and other relevant factors) that the arrangement is reasonably necessary to aid in conducting the ongoing business of the Trust and is unlikely to affect adversely the Fund or any shareholder of the Fund. The CCO must inform the Board of any such arrangements that are approved by the CCO, and the rationale supporting approval, at the next regular quarterly meeting of the Board following such approval.

•	Neither the Adviser nor the Trust (or any affiliated person, employee, officer, trustee or director of the Adviser or the Trust) may receive any direct or indirect compensation in consideration of the disclosure of information relating to Portfolio Securities held, purchased or sold by the Fund.

Other Expenses

In addition to the investment advisory fees and the Plan fees for the Investor Class of shares, the Fund pays all expenses not expressly assumed by the Adviser, including, without limitation, the fees and expenses of its independent registered public accounting firm and of its legal counsel; fees of its administrator, distributor and transfer agent, the costs of printing and mailing to shareholders Annual and Semi-Annual Reports, proxy statements, prospectuses, SAIs and supplements thereto; bank transaction charges and custody fees; any costs associated with shareholder meetings, including proxy solicitors’ fees and expenses; registration and filing fees; federal, state or local income or other taxes; interest; membership fees of the Investment Company Institute and similar organizations; fidelity bond and liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

ADDITIONAL TAX INFORMATION

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders. The discussions here and in the Prospectus are not intended as a substitute for careful tax planning and are based on tax laws and regulations that are in effect on the date hereof; such laws and regulations may be changed by legislative, judicial, or administrative action. Investors are advised to consult their tax advisors with specific reference to their own tax situations.

The Fund intends to qualify and remain qualified as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must elect to be a regulated investment company or have made such an election for a previous year and must satisfy certain requirements relating to the amount of distributions and source of its income for a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities, or foreign currencies, and other income derived with respect to the Fund’s business of investing in such stock, securities, or currencies, and net income derived from an investment in a “qualified publicly traded partnership” as defined in section 851(h) of the Code (the “source-of-income test”). Any income derived by the Fund from a partnership (other than a “qualified publicly traded partnership”) or trust is treated as derived with respect to the Fund’s business of investing in stock, securities, or currencies only to the extent that such income is attributable to items of income that would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

The Fund may not qualify as a regulated investment company for any taxable year unless it satisfies certain requirements with respect to the diversification of its investments at the close of each quarter of the taxable year (the “asset diversification test”). In general, at least 50% of the value of the Fund’s total assets must be represented by cash, cash items, government securities, securities of other regulated investment companies, and other securities which, with respect to any one issuer, do not represent more than 5% of the total assets of the Fund nor more than 10% of the outstanding voting securities of such issuer. In addition, not more than 25% of the value of the Fund’s total assets may be invested in the securities (other than government securities or the securities of other regulated investment companies) of any one issuer; the securities of two or more issuers (other than securities of another regulated investment company) if the issuers are controlled by the Fund and they are, pursuant to Treasury Regulations, engaged in the same or similar or related trades or businesses; or the securities of one or more publicly traded partnerships. The Fund intends to satisfy all requirements on an ongoing basis for continued qualification as a regulated investment company.

The Fund intends to satisfy all of the requirements of the source-of-income test and the asset diversification tests on an ongoing basis for continued qualification as a regulated investment company.

There is a remedy for failure to satisfy the asset diversification tests, if the failure was due to reasonable cause and not willful neglect, subject to certain divestiture and procedural requirements and the payment of a tax. If the failure of the asset diversification test was de minimis, the remedy would require corrective action but no payment of a tax. There is also a remedy for failure of the source-of-income test, if the failure was due to reasonable cause and not willful neglect, subject to certain procedural requirements and the payment of a tax.

Under current tax law, qualifying corporate dividends are taxable at long-term capital gains tax rates. The long-term capital gains rate for individual taxpayers is currently at a maximum rate of 20%, with lower rates potentially applicable to taxpayers depending on their income levels. For 2015, individual taxpayers with taxable incomes above $413,200 ($464,850 for married taxpayers filing jointly, and $439,000 for heads of households) are subject to a 20% rate of tax on long-term capital gains and qualified dividends. Taxpayers that are not in the highest tax bracket and are subject to the 25% (or greater) tax bracket on their ordinary income and whose taxable income is less than the above-mentioned thresholds will continue to be subject to a maximum 15% rate of tax on long-term capital gains and qualified dividends. For taxpayers whose ordinary income is generally taxed at less than the 25% rate, the long-term capital gains rate and rate on qualified dividends will be 0%. These rates may change over time.

If the Fund designates a dividend as a capital gains distribution, it generally will be taxable to shareholders as long-term capital gains, regardless of how long the shareholders have held their Fund shares or whether the dividend was received in cash or reinvested in additional shares. All taxable dividends paid by the Fund other than those designated as qualified dividend income or capital gains distributions will be taxable as ordinary income to shareholders, whether received in cash or reinvested in additional shares. To the extent the Fund engages in increased portfolio turnover, short-term capital gains may be realized, and any distribution resulting from such gains will be considered ordinary income for federal tax purposes.

Shareholders who hold Fund shares in a tax-deferred account, such as a retirement plan, generally will not have to pay tax on Fund distributions until they receive distributions from their account.

The Fund will designate (1) any distribution that constitutes a qualified dividend as qualified dividend income; (2) any tax-exempt distribution as an exempt-interest dividend; (3) any distribution of long-term capital gains as a capital gain dividend; and (4) any dividend eligible for the corporate dividends received deduction as such in a written notice provided to shareholders after the close of the Fund’s taxable year. Shareholders should note that, upon the sale or exchange of Fund shares, if the shareholder has not held such shares for at least six months, any loss on the sale or exchange of those shares will be treated as long-term capital loss to the extent of the capital gain dividends received with respect to the shares.

Foreign currency gains or losses on non-U.S. dollar denominated bonds and other similar debt instruments and on any non-U.S. dollar denominated futures contracts, options and forward contracts that are not Section 1256 Contracts generally will be treated as ordinary income or loss.

To the extent that a distribution from the Fund is taxable, it is generally included in a shareholder’s gross income for the taxable year in which the shareholder receives the distribution. However, if the Fund declares a dividend in October, November, or December, but pays it in January, it will be taxable to shareholders as if the dividend was received in the year it was declared. Every year, each shareholder will receive a statement detailing the tax status of any Fund distributions for that year.

The Fund’s net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains.

A 4% nondeductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

If for any taxable year the Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders). Such distributions will be taxable to the shareholders as dividends to the extent of the Fund’s current and accumulated earnings and profits. Such distributions may be eligible for (i) the dividends-received deduction in the case of corporate shareholders or (ii) treatment as “qualified dividend income” in the case of noncorporate shareholders.

In general, a shareholder who sells or redeems shares will realize a capital gain or loss, which will be long-term or short-term depending upon the shareholder’s holding period for Fund shares. An exchange of shares is treated as a sale and any gain may be subject to tax.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a percentage (currently 28%) of taxable dividends or of gross proceeds realized upon sale paid to shareholders who have failed to provide a correct taxpayer identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure to include properly on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so, or that they are “exempt recipients.”

Depending upon the extent of the Fund’s activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities. In addition, in those states and localities that have income tax laws, the treatment of the Fund and its shareholders under such laws may differ from their treatment under federal income tax laws.

Certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Fund and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Fund.

The Fund will send shareholders information each year on the tax status of dividends and distributions. A dividend or capital gains distribution paid shortly after shares have been purchased, although in effect a return of investment, is subject to federal income taxation. Dividends from net investment income, along with capital gains, will be taxable to shareholders, whether received in cash or reinvested in Fund shares and no matter how long the shareholder has held Fund shares, even if they reduce the NAV of shares below the shareholder’s cost, and thus, in effect, result in a return of a part of the shareholder’s investment.

Under sections 1471 through 1474 of the Code, known as Foreign Account Tax Compliance Act (“FATCA”), the Fund is required to withhold U.S. tax at a rate of 30% on payments of taxable dividends and, from January 1, 2017, redemption proceeds and certain capital gain dividends, made to certain non-U.S. entities that fail to comply (or be deemed compliant) with the extensive reporting and withholding requirements under FATCA designed to inform the U.S. Treasury of certain U.S. owned foreign assets and accounts. Shareholders may be requested to provide additional information to the Fund to enable it to determine whether FATCA withholding is required. The Fund will disclose the information that it receives from (or concerning) its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA, related intergovernmental agreements or other applicable law or regulation. Each prospective investor is urged to consult its tax adviser regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.

FINANCIAL STATEMENTS

The Fund's audited financial statements for the fiscal period ended August 31, 2015, including the Financial Highlights appearing in the Prospectus, are incorporated by reference and made a part of this document.

APPENDIX A

The address of each Trustee and executive officer of the Trust, unless otherwise indicated, is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246:

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years	Number of Funds in Trust Overseen by Trustee**	Directorships of Public Companies Held by Trustee During Past 5 Years
Interested Trustees:
Robert G. Dorsey* Year of Birth: 1957	Since February 2012	Trustee (2012 to present) President (June 2012 to October 2013)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)	21	n/a
Independent Trustees:
John J. Discepoli Year of Birth: 1963	Since June 2012	Trustee	Owner of Discepoli Financial Planning, LLC (personal financial planning company) since November 2004	21	n/a
John C. Davis Year of Birth: 1952	Since June 2012	Chairman (July 2014 to present) Trustee (June 2012 to present)	Consultant ( government services) since May 2011; Retired Partner of PricewaterhouseCoopers LLP (1974-2010)	21	n/a
David M. Deptula Year of Birth: 1958	Since June 2012	Trustee	Vice President of Tax Treasury at Standard Register, Inc. since November 2011; Tax Partner at Deloitte Tax LLP from 1984 to 2011	21	n/a

*	Mr. Dorsey is considered an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act because of his relationship with the Trust’s administrator, transfer agent, and distributor. Mr. Dorsey was President of the Trust from June 2012 to October 2013.
**	As of December 29, 2015.

Name and Year of Birth	Length of Time Served	Position(s) Held with Trust	Principal Occupation(s) During Past 5 Years
Executive Officers:
David R. Carson^ Year of Birth: 1958	Since April 2013	President of the Trust (October 2013 to present);Principal Executive Officer of Ryan Labs Funds (October 2014 to present); Vice President of the Trust (April 2013 to October 2013)
Vice President and Director of Client Strategies of Ultimus Fund Solutions, LLC (2013 to present); Chief Compliance Officer, The Huntington Funds (2005 to 2013), The Flex-Funds (2006 to 2011), Meeder Financial (2007 to 2011), Huntington Strategy Shares (2012 to 2013), and Huntington Asset Advisors (2013); Vice President, Huntington National Bank (2001 to 2013).

Nitin N. Kumbhani 8163 Old Yankee Road, Suite E Dayton, Ohio 45458 Year of Birth: 1948	Since June 2012	Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund	President and Chief Investment Officer of Apex Capital Management, Inc. (1987 to present)
Michael Kalbfleisch 8163 Old Yankee Road, Suite E Dayton, Ohio 45458 Year of Birth: 1959	Since June 2012	Vice President of APEXcm Small/Mid Cap Growth Fund	Vice President and Chief Compliance Officer of Apex Capital Management, Inc. (2001 to present)
William S. Sloneker 8845 Governor’s Hill Drive, Cincinnati, Ohio 45249 Year of Birth: 1953	Since June 2012	Principal Executive Officer of Cincinnati Asset Management Funds: Broad Market Strategic Income Fund	Chairman, Chief Executive Office and Portfolio Manager of Cincinnati Asset Management, Inc. (1989 to present)
Andrew B. Wellington 405 Park Avenue, 6th Floor, New York, New York 10022 Year of Birth: 1968	Since January 2013	Principal Executive Officer of Lyrical U.S. Value Equity Fund	Managing Director of Lyrical Asset Management LP (2008 to present)
Nicholas Chermayeff 300 First Stamford Place 3rd Floor East Stamford, CT 06902 Year of Birth: 1969	Since April 2013	Principal Executive Officer of Barrow SQV Long All Cap Fund and Barrow SQV Hedged All Cap Fund	Co-Chief Executive Officer and Principal of Barrow Street Capital LLC (since 1997)

Andrew Dassori 215 Park Avenue South, Suite 1902 New York, NY 10003 Year of Birth: 1984	Since July 2013	Principal Executive Officer of Wavelength Interest Rate Neutral Fund	Managing Member and Chief Compliance Officer of Wavelength Capital Management, LLC (2013 to present); Formerly, Portfolio Manager, Credit Suisse Asset Management LLC (2007 to 2013)
Henry M.T. Jones 1380 West Paces Ferry Rd. Suite 1000 Atlanta, GA 30327 Year of Birth: 1971	Since July 2014	Principal Executive Officer of Blue Current Global Dividend Fund	Co-Managing Partner of Edge Advisors, LLC (2012 to present); co-founder and partner since 2006.
Stephen P. Lack 55 Waugh Dr, Ste. 1130 Houston, TX 770077 Year of Birth: 1957	Since October 2014	Principal Executive Officer of Galapagos Partners Select Equity Fund	Founder, President and Chief Investment Officer of Galapagos Partners, L.P. (2007 to present)
Benjamin H. Thomas 401 W. Main St., Ste. 2100 Louisville, KY 40202 Year of Birth: 1974	Since April 2015	Principal Executive Officer of Waycross Long/Short Equity Fund	Founder, Managing Partner and Portfolio Manager for Waycross Partners, LLC (2005 to present)
Robert T. Slaymaker 655 Montgomery St., Ste. 1905 San Francisco, CA 94111 Year of Birth: 1951	Since September 2015	Principal Executive Officer of Alambic Funds	Partner and Head of Client Service at Alambic Investment Management L.P. (2013 to present); Operating Partner at Advent International, Inc. (2008 to 2013)
Daniel Darchuck 30 Ragsdale Dr., Monterey, CA 93940 Year of Birth: 1958	Since September 2015	Principal Executive Officer of Topturn OneEighty Fund	Co-Founder, Chief Executive Officer of Topturn Capital, LLC (2009 to present); Chief Executive Officer of Topturn Fund Advisors, LLC (2015 to present)
Christopher M. Niemczewski 21 Dupont Circle NW Suite 500, Washington, D.C. 20036 Year of Birth: 1951	Since October 2015	Principal Executive Officer of Marshfield Concentrated Opportunity Fund	Founder, Managing Principal of Marshfield Associates, Inc. (1989 to present)
Alfredo Viegas 250 W. 57th St., Ste. 2032, New York, NY 10107 Year of Birth: 1968	Since December 2015	Principal Executive Officer of Castlemaine Funds
Chief Investment Officer and Chief Compliance Officer at Castlemaine LLC (2015 to present); Managing Director at Nomura Securities (2012 to 2015); Managing Director at Knight Capital Group (2009 to 2012).

Jennifer L. Leamer^ Year of Birth: 1976	Since April 2014	Treasurer (2014 to present); Assistant Treasurer (April 2014 to October 2014)	Mutual Fund Controller of Ultimus Fund Solutions, LLC (2014 to present); Business Analyst (2007 to 2014)

Bo J. Howell^ Year of Birth: 1981	Since October 2014	Secretary (2015 to present) Assistant Secretary (2014)
V.P., Director of Fund Administration for Ultimus Fund Solutions, LLC (2014 to present); Counsel – Securities and Mutual Funds for Western & Southern Financial Group (2012 to 2014); U.S. Securities and Exchange Commission, Senior Counsel (2009 to 2012)

Stephen L. Preston^ Year of Birth: 1966	Since June 2012	Chief Compliance Officer
Assistant Vice President and Chief Compliance Officer of Ultimus Fund Distributors, LLC and Assistant Vice President of Ultimus Fund Solutions, LLC (2011 to present); Senior Consultant at Mainstay Capital Markets Consultants (2010 to 2011); Chief Compliance Officer at INTL Trading, Inc. (2008 to 2010)

Mark J. Seger^ Year of Birth: 1962	Since February 2014	Assistant Treasurer (2014 to present); Treasurer (2012 to 2014)	Managing Director of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (1999 to present)
Frank L. Newbauer^ Year of Birth: 1954	Since February 2012	Assistant Secretary (2015 to present); Secretary (2012 to 2015)	Assistant Vice President of Ultimus Fund Solutions, LLC and Ultimus Fund Distributors, LLC (2010 to present)
Charles C. Black^ Year of Birth: 1979	Since April 2015	Assistant Chief Compliance Officer
Senior Compliance Officer of Ultimus Fund Solutions, LLC (2015 to present); Senior Compliance Manager at Touchstone Mutual Funds (2013 to 2015), Senior Compliance Manager at Fund Evaluation Group (2011 to 2013); Regulatory Administration Specialist (2006 to 2011)

^	Address is 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

APPENDIX B

ULTIMUS MANAGERS TRUST
PROXY VOTING POLICIES AND PROCEDURES

1. PURPOSE; DELEGATION

The purpose of this memorandum is to describe the policies and procedures for voting proxies received from issuers whose securities are held by each series (individually, a “Fund” and collectively, the “Funds”) of Ultimus Managers Trust (the “Trust”). The Board of Trustees of the Trust (the “Board”) believes that each Fund’s Investment Adviser is in the best position to make individual voting decisions for such Fund. Therefore, subject to the oversight of the Board, each Fund’s Investment Adviser is hereby delegated the duty to make proxy voting decisions for such Fund, and to implement and undertake such other duties as set forth in, and consistent with, these Policies and Procedures.

2. DEFINITIONS

Proxy. A proxy permits a shareholder to vote without being present at annual or special meetings. A proxy is the form whereby a person who is eligible to vote on corporate matters transmits written instructions for voting or transfers the right to vote to another person in place of the eligible voter. Proxies are generally solicited by management, but may be solicited by dissident shareholders opposed to management’s policies or strategies.

Proxy Manager. Proxy manager, as used herein, refers to the individual, individuals or committee of individuals appointed by the investment advisers to each Fund (each, an “Investment Adviser”) as being responsible for supervising and implementing these Policies and Procedures.

3. POLICY FOR VOTING PROXIES RELATED TO EXCHANGE TRADED FUNDS AND OTHER INVESTMENT COMPANIES.

Pursuant to Section 12(d)(1)(E)(iii) of the Investment Company Act of 1940, all proxies from Exchange Traded Funds (“ETFs”) or other Investment Companies voted by a Fund, registered in the name of the Fund, will have the following voting instructions typed on the proxy form: “Vote these shares in the same proportion as the vote of all other holders of such shares. The beneficial owner of these shares is a registered investment company.”

4. POLICY FOR VOTING PROXIES RELATED TO OTHER PORTFOLIO SECURITIES

Fiduciary Considerations. Proxies with respect to securities other than ETFs or other investment companies are voted solely in the interests of the shareholders of the Trust. Any conflict of interest must be resolved in the way that will most benefit the shareholders.

Management Recommendations. Since the quality and depth of management is a primary factor considered when investing in a company, the recommendation of management on any issue should be given substantial weight. The vote with respect to most issues presented in proxy statements should be cast in accordance with the position of the company’s management, unless it is determined that supporting management’s position would adversely affect the investment merits of owning the stock. However, each issue should be considered on its own merits, and the position of 3 the company’s management should not be supported in any situation where it is found not to be in the best interests of the Trust’s shareholders.

5. CONFLICTS OF INTEREST

The Trust recognizes that under certain circumstances an Investment Adviser may have a conflict of interest in voting proxies on behalf of a Fund. Such circumstances may include, but are not limited to, situations where an Investment Adviser or one or more of its affiliates, including officers, directors or employees, has or is seeking a client relationship with the issuer of the security that is the subject of the proxy vote. The Investment Adviser shall periodically inform its employees that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Investment Adviser with respect to voting proxies on behalf of a Fund, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Investment Adviser’s business, and to bring any conflict of interest of which they become aware to the attention of the proxy manager. With respect to securities other than ETFs or other investment companies, the Investment Adviser shall not vote proxies relating to such issuers on behalf of a Fund until it has determined that the conflict of interest is not material or a method of resolving such conflict of interest has been determined in the manner described below. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Investment Adviser’s decision-making in voting a proxy. Materiality determinations will be based upon an assessment of the particular facts and circumstances. If the proxy manager determines that a conflict of interest is not material, the Investment Adviser may vote proxies notwithstanding the existence of a conflict. If the conflict of interest is determined to be material, either (i) the conflict shall be disclosed to the Trust’s Committee of Independent Trustees (the “Committee”) and the Investment Adviser shall follow the instructions of the Committee or (ii) the Investment Adviser shall vote the issue in question based upon the recommendation of an independent third party under a contractual arrangement approved by the Committee. The proxy manager shall keep a record of all materiality decisions and report them to the Committee on an annual basis.

6. ROUTINE PROPOSALS

Proxies for routine proposals (such as election of directors, selection of independent public accountants, stock splits and increases in capital stock) with respect to securities other than ETFs or other investment companies should generally be voted in favor of management.

7. PROXY MANAGER APPROVAL

Votes on non-routine matters and votes against a management’s recommendations with respect to securities other than ETFs or other investment companies are subject to approval by the proxy manager.

8. PROXY VOTING PROCEDURES

Proxy voting will be conducted in compliance with the policies and practices described herein and is subject to the proxy manager’s supervision. A reasonable effort should be made to obtain proxy material and to vote in a timely fashion. Each Investment Adviser shall maintain records regarding the voting of proxies under these Policies and Procedures.

9. FORM N-PX

A record of each proxy vote will be entered on Form N-PX. A copy of each Form N-PX will be signed by the President of the Trust. The Form is to be filed by August 31 each year. Each reporting period covered by the Form N-PX runs from July 1 to June 30. The Trust will disclose in its annual and semi-annual reports to shareholders and in its registration statement (in the SAI) filed with the SEC on or after August 31 that each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available without charge upon request and is also available on the SEC’s Website at www.sec.gov.

10. INVESTMENT ADVISERS’ VOTING PROCEDURES

The Trust acknowledges that the Investment Advisers to the various Funds have adopted voting policies and procedures for their clients that have been delivered to the Trust. To the extent that an Investment Adviser’s policies and procedures are consistent with these Policies and Procedures, the Investment Adviser may implement them with respect to voting proxies on behalf of each Fund managed by such Investment Adviser. However, the provisions of paragraph 5 of these Policies and Procedures relating to conflicts of interest shall supersede any comparable provisions of any Investment Adviser’s policies and procedures.

As adopted June 5, 2012

APPENDIX C

EDGE ADVISORS LLC

Proxy Voting Guidelines:

Edge Advisors, LLC (“Edge”) does not vote proxies for its private clients. Edge does, however, vote the proxies of it registered investment company clients and has delegated to the Portfolio Managers for each registered investment company the authority to execute all proxies and vote in the registered investment company clients’ best interest. Generally Edge will vote for managements’ recommendations on recurring items. Specific situations may require unique responses that will be determined after consultation with Edge’s Advisory Committee and Research Team.

General Proxy Voting Guidelines
Edge has adopted general guidelines for voting proxies as summarized below. In keeping with its fiduciary obligations to its registered investment company clients, Edge reviews all proposals, even those that may be considered to be routine matters. Although these guidelines are to be followed as a general policy, in all cases each proxy and proposal will be considered based on the relevant facts and circumstances. Edge may deviate from the general policies and procedures when it determines that the particular facts and circumstances warrant such deviation to protect the interests of the registered investment company clients. These guidelines cannot provide an exhaustive list of all the issues that may arise nor can Edge anticipate all future situations. Corporate governance issues are diverse and continually evolving and Edge devotes significant time and resources to monitor these changes.

Edge Proxy Voting Policies and Principles
Edge’s proxy voting positions have been developed based on years of experience with corporate governance issues. The following guidelines reflect what Edge believes to be good corporate governance and behavior:

Board of Directors: The election of directors and an independent board are key to good corporate governance. Directors are expected to be competent individuals and they should be accountable and responsive to shareholders. Edge supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. Edge will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. Edge will consider withholding votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, Edge will review this issue on a case-by-case basis taking into consideration other factors including the company's corporate governance guidelines and performance. Edge evaluates proposals to restore or provide for cumulative voting on a case-by-case basis and considers such factors as corporate governance provisions as well as relative performance. Edge generally will support non-binding shareholder proposals to require a majority vote standard for the election of directors; however, if these proposals are binding, Edge will give careful review on a case-by-case basis of the potential ramifications of such implementation.

Ratification of Auditors: Edge will closely scrutinize the role and performance of auditors. On a case-by-case basis, Edge will examine proposals relating to non-audit relationships and non-audit fees. Edge will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence attributable to the auditors.

Management & Director Compensation: A company's equity-based compensation plan should be in alignment with the shareholders' long-term interests. Edge believes that executive compensation should be directly linked to the performance of the company. Edge evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable. Edge will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although Edge will generally oppose “golden parachutes” that are considered excessive. Edge will normally support proposals that require that a percentage of directors’ compensation be in the form of common stock, as it aligns their interests with those of the shareholders.

Anti-Takeover Mechanisms and Related Issues: Edge generally opposes anti-takeover measures since they tend to reduce shareholder rights. Edge generally supports proposals that require shareholder rights plans (“poison pills”) to be subject to a shareholder vote. Edge will closely evaluate shareholder rights’ plans on a case-by-case basis to determine whether or not they warrant support. Edge will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. In addition, Edge generally opposes any supermajority voting requirements as well as the payment of “greenmail”. Edge usually supports “fair price” provisions and confidential voting.

Changes to Capital Structure: Edge realizes that a company's financing decisions have a significant impact on its shareholders, particularly when they involve the issuance of additional shares of common or preferred stock or the assumption of additional debt. Edge will carefully review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase. Edge will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. Edge will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable. Edge will review proposals seeking preemptive rights on a case-by-case basis.

Mergers and Corporate Restructuring: Mergers and acquisitions will be subject to careful review by the research analyst to determine whether they would be beneficial to shareholders. Edge will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring proposals are also subject to a thorough examination on a case-by-case basis.

Social and Corporate Policy Issues: As a fiduciary, Edge is primarily concerned about the financial interests of its registered investment company clients. Edge will generally give management discretion with regard to social, environmental and ethical issues, although Edge may vote in favor of those issues that are believed to have significant economic benefits or implications.

Recordkeeping

Edge shall keep the following records for a period of at least five years, the first two in an easily accessible place:

A.	A copy of this Policy;

B.	Proxy Statements received regarding registered investment company client securities;

C.	Records of votes cast on behalf of registered investment company clients; and

D.	Any documents prepared by Edge that were material to making a decision how to vote, or that memorialized the basis for the decision.

PART C.	OTHER INFORMATION

Item 28.	Exhibits

(a)	Agreement and Declaration of Trust, dated February 28, 2012, is incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(b)	Bylaws, dated February 28, 2012, is incorporated by reference to Exhibit (b) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(c)	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.
(d)(1)
Investment Advisory Agreement with Apex Capital Management, Inc., dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(d)(2)
Investment Advisory Agreement with Cincinnati Asset Management, Inc., dated June 5, 2012, for CAM: Broad Market Strategic Income Fund is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(d)(3)
Investment Advisory Agreement with Lyrical Asset Management L.P., dated January 22, 2013, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(d)(4)
Investment Advisory Agreement with Barrow Street Advisors LLC, dated April 23, 2013, for Barrow Value Opportunity Fund (formerly Barrow All-Cap Core Fund) and Barrow Long/Short Opportunity Fund (formerly Barrow All-Cap Long/Short Fund) (collectively, the “Barrow Funds”) is incorporated by reference to Exhibit (d)(v) of Post-Effective Amendment No. 8 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(d)(5)
Investment Advisory Agreement with Wavelength Capital Management, LLC, dated April 23, 2013, for Wavelength Interest Rate Neutral Fund is incorporated by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

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(d)(6)
Investment Advisory Agreement with Lyrical Asset Management LP, dated April 22, 2014, for Lyrical U.S. Hedged Value Fund (collectively with the Lyrical U.S. Value Fund, the “Lyrical Funds”) is incorporated by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(d)(7)
Investment Advisory Agreement with Edge Advisors, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund is incorporated by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(d)(8)
Investment Advisory Agreement with Galapagos Partners, LP, dated December 29, 2014, for Galapagos Partners Select Equity Fund is incorporated by reference to Exhibit (d)(ix) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(d)(9)
Investment Advisory Agreement with Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.), dated December 29, 2014, for Ryan Labs Core Bond Fund is incorporated by reference to Exhibit (d)(x) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(d)(10)
Investment Advisory Agreement with Waycross Partners, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund is incorporated by reference to Exhibit (d)(xi) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(d)(11)
Investment Advisory Agreement with Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.), dated November 13, 2015, for Ryan Labs Long Credit Fund (collectively with Ryan Labs Core Bond Fund, the “Ryan Labs Funds”) is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(d)(12)
Investment Advisory Agreement with Topturn Fund Advisors, LLC, dated July 21, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(d)(13)(A)
Investment Advisory Agreement with Alambic Investment Management, LP, dated August 19, 2015, for Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund (the “Alambic Funds”), is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

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(d)(13)(B)
First Amended Schedule A, dated December 13, 2015, to the Investment Advisory Agreement with Alambic Investment Management, LP, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (d)(13)(B) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(d)(14)
Investment Advisory Agreement with Castlemaine LLC, for Castlemaine Emerging Markets Opportunity Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund (collectively the “Castlemaine Funds”), is incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(d)(15)
Investment Advisory Agreement with Marshfield Associates, Inc., dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(e)(1)(A)
Distribution Agreement with Ultimus Fund Distributors, LLC, dated June 7, 2012, is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(e)(1)(B)
Amended Schedule A, dated December 27, 2015, to Distribution Agreement with Ultimus Fund Distributors, LLC, dated June 7, 2012 is incorporated by reference to Exhibit (e)(1)(B) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(f)	None
(g)(1)(A)
Custody Agreement with U.S. Bank, dated June 5, 2012, is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(g)(1)(B)
Second Amendment, dated August 21, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund is incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

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(g)(1)(C)
Third Amendment, dated December 31, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(g)(1)(D)
Fourth Amendment, dated May 28, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Barrow Funds, is incorporated by reference to Exhibit (g)(iv) of Post-Effective Amendment No. 10 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 20, 2013.

(g)(1)(E)
Fifth Amendment, dated September 11, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Wavelength Interest Rate Neutral Fund, is incorporated by reference to Exhibit (g)(v) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(g)(1)(F)
Sixth Amendment, dated May 15, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Hedged Equity Fund, is incorporated by reference to Exhibit (g)(vi) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(g)(1)(G)
Seventh Amendment, dated August 26, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (g)(vii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(g)(1)(H)
Eighth Amendment, dated November 11, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Galapagos Partners Select Equity Fund and Ryan Labs Core Bond Fund, is incorporated by reference to Exhibit (g)(ix) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(g)(1)(I)
Ninth Amendment, dated March 24, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (g)(x) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(g)(1)(J)
Tenth Amendment, dated April 6, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Ryan Labs Long Credit Fund, is incorporated by reference to Exhibit (g)(1)(J) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

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(g)(1)(K)
Twelfth Amendment, dated August 8, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (g)(1)(K) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(g)(1)(L)	Thirteenth Amendment, dated December 16, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Castlemaine Funds, is filed herewith.
(g)(2)(A)
Global Custody Agreement with MUFG Union Bank, N.A., dated July 21, 2015, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), for Alambic Small Cap Value Fund, filed on August 19, 2015.

(g)(2)(B)
Amended Appendix D, dated October 19, 2015, to the Global Custody Agreement with MUFG Union Bank, N.A., dated July 21, 2015, is incorporated by reference to Exhibit (g)(2)(B) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), for Alambic Small Cap Growth Fund and Marshfield Concentrated Opportunity Fund, filed on December 16, 2015.

(h)(1)(A)
Administration Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical Funds, the Barrow Funds, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(ii) through (h)(vi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(h)(1)(B)
Administration Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxiv) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 14, 2014.

(h)(1)(C)
Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20,2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxviii) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(h)(1)(D)(i)
Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(xxxii) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

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(h)(1)(D)(ii)
Amended Schedule A, dated November 13, 2015, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(1)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(h)(1)(E)
Administration Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxviii) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(1)(F)
Administration Agreement with Ultimus Fund Solutions, LLC, dated September 1, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(1)(G) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(h)(1)(G)(i)
Administration Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(1)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(1)(G)(ii)
First Amended Schedule A, dated December 13, 2015, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(1)(H)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(h)(1)(H)
Administration Agreement with Ultimus Fund Solutions, LLC, for Castlemaine Funds, is incorporated by reference to Exhibit (h)(1)(H) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(h)(1)(I)
Administration Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(1)(J) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(h)(2)(A)
Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, is incorporated by reference to Exhibits (h)(xxiv) of Post-Effective Amendment No. 25 of Post-Effective Amendment No. 1 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on, June 29, 2012.

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(h)(2)(B)
Amended Schedule A, dated December 13, 2015, to the Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, is filed incorporated by reference to Exhibit (h)(2)(B) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(h)(3)(A)
Fund Accounting Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical Funds, the Barrow Funds, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(xii) through (h)(xvi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(h)(3)(B)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxiv) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(h)(3)(C)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxix) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(h)(3)(D)(i)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(xxxviii) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(h)(3)(D)(ii)
Amended Schedule A, dated November 13, 2015, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(3)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(h)(3)(E)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxix) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(3)(F)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated September 1, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(3)(G) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

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(h)(3)(G)(i)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(3)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(3)(G)(ii)
First Amended Schedule A, dated December 13, 2015, to the Fund Accounting Agreement, dated August 19, 2015, with Ultimus Fund Solutions, LLC, for the Alambic Funds, is incorporated by reference to Exhibit (h)(3)(H)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(h)(3)(H)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, for Castlemaine Funds, is incorporated by reference to Exhibit (h)(3)(H) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(h)(3)(I)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(3)(I)(ii) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(h)(4)(A)
Transfer Agent and Shareholder Services Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical Funds, the Barrow Funds, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(vii) through (h)(xi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(h)(4)(B)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxvi) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(h)(4)(C)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxx) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(h)(4)(D)(i)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Funds, is incorporated by reference to Exhibit (h)(xxxiv) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

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(h)(4)(D)(ii)
Amended Schedule A, dated November 13, 2015, to the Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Funds, is incorporated by reference to Exhibit (h)(4)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(h)(4)(E)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xl) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(4)(F)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated September 1, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(4)(G) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(h)(4)(G)(i)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(4)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(4)(G)(ii)
First Amended Schedule A, dated December 13, 2015, to the Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(4)(H)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(h)(4)(H)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, for Castlemaine Funds, is incorporated by reference to Exhibit (h)(4)(B) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(h)(4)(I)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(4)(J) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

9

(h)(5)(A)
First Amended Expense Limitation Agreement with Apex Capital Management, Inc., dated April 21, 2014, for APEXcm Small/Mid Cap Growth Fund, is incorporated by reference to Exhibit (h)(i) of Post-Effective Amendment No. 26 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 29, 2014.

(h)(5)(B)(i)
First Amended Expense Limitation Agreement with Cincinnati Asset Management, Inc., dated April 21, 2014, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, is incorporated by reference to Exhibit (h)(5)(B)(i) of Post-Effective Amendment No. 42 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 5, 2015.

(h)(5)(D)
Expense Limitation Agreement with Barrow Street Advisors LLC, dated April 23, 2013, for the Barrow Funds, is incorporated by reference to Exhibit (h)(ix) of Post-Effective Amendment No. 8 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(h)(5)(E)
Expense Limitation Agreement with Wavelength Capital Management, LLC, dated July 23, 2013, for Wavelength Interest Rate Neutral Fund, is incorporated by reference to Exhibit (h)(x) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(h)(5)(F)(i)
First Amended Expense Limitation Agreement with Lyrical Asset Management LP, dated January 21, 2014, for the Lyrical Funds, is incorporated by reference to Exhibit (h)(5)(F)(i) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(h)(5)(F)(ii)
Amended Schedule A, dated April 22, 2014, to the First Amended Expense Limitation Agreement with Lyrical Asset Management LP, dated January 21, 2014, for the Lyrical Funds, is by reference to Exhibit (h)(5)(F)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(h)(5)(G)
Expense Limitation Agreement with Edge Advisors, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxvii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(h)(5)(H)
Expense Limitation Agreement with Galapagos Partners, L.P., dated December 29, 2014, for Galapagos Partners Select Equity Fund, is incorporated by reference to Exhibit (h)(xxxi) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

10

(h)(5)(I)
Expense Limitation Agreement with Ryan Labs Asset Management Inc., dated December 29, 2014, for Ryan Labs Core Bond Fund, is incorporated by reference to Exhibit (h)(xxxv) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(h)(5)(J)
Expense Limitation Agreement with Waycross Partners, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxvii) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(h)(5)(K)
Expense Limitation Agreement with Ryan Labs Asset Management Inc., dated November 13, 2015, for Ryan Labs Long Credit Fund, is incorporated by reference to Exhibit (h)(5)(K) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(h)(5)(L)
Expense Limitation Agreement with Topturn Fund Advisors, LLC, dated July 21, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(5)(L) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(h)(5)(M)(i)
Expense Limitation Agreement with Alambic Investment Management, LP, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(5)(M) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(h)(5)(M)(ii)
First Amended Schedule A, dated December 13, 2015, to the Expense Limitation Agreement with Alambic Investment Management, LP, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(5)(M)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(h)(5)(N)
Expense Limitation Agreement with Castlemaine LLC, for Castlemaine Funds, is incorporated by reference to Exhibit (h)(5)(N) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(h)(5)(O)
Expense Limitation Agreement with Marshfield Associates, Inc. for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(5)(O) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(i)	Opinion of counsel filed herewith.

11

(j)	Consent of Independent Registered Public Accounting Firm is filed herewith.
(k)	Inapplicable
(l)
Initial Capital Agreement is incorporated by reference to Exhibit (l) of Post-Effective Amendment No. 2 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(m)(1)
Rule 12b-1 Plan, dated June 5, 2012, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(m)(2)
Amended Appendix A, dated July 21, 2014), is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(n)
Rule 18f-3 Multi-Class Plan, dated June 6, 2013, is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 8 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(o)	Reserved.
(p)(1)
Code of Ethics of the Registrant, dated June 5, 2012, is incorporated by reference to Exhibit (p)(i) of Pre-Effective Amendment No. 3 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 26, 2012.

(p)(2)
Code of Ethics of Ultimus Fund Distributors, LLC, dated September 30, 2011, is incorporated by reference to Exhibit (p)(2) of Post-Effective Amendment No. 42 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 5, 2015.

(p)(3)
Code of Ethics of Apex Capital Management is incorporated by reference to Exhibit (o)(ii) of Post-Effective Amendment No. 19 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 21, 2014.

(p)(4)
Code of Ethics of Cincinnati Asset Management, Inc., dated November 2013, is incorporated by reference to Exhibit (o)(iv) of Post-Effective Amendment No. 19 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 21, 2014.

(p)(5)
Code of Ethics of Lyrical Asset Management LP is incorporated by reference to Exhibit (o)(vi) of Post-Effective Amendment No. 19 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 21, 2014.

12

(p)(6)
Code of Ethics of Barrow Street Advisors LLC, dated January 2015, is incorporated by reference to Exhibit (p)(6) of Post-Effective Amendment No. 42 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 5, 2015.

(p)(7)
Code of Ethics of Wavelength Capital Management, LLC, dated July 15, 2013, is incorporated by reference to Exhibit (o)(viii) of Post-Effective Amendment No. 13 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(p)(8)
Code of Ethics of Edge Advisors, LLC, dated December 2011, is incorporated by reference to Exhibit (o)(ix) of Post-Effective Amendment No. 25 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(p)(9)
Code of Ethics of Galapagos Partners, L.P., dated October 29, 2014, is incorporated by reference to Exhibit (o)(x) of Post-Effective Amendment No. 31 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(p)(10)
Code of Ethics of Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.) is incorporated by reference to Exhibit (o)(xi) of Post-Effective Amendment No. 32 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(p)(11)
Code of Ethics of Waycross Partners, LLC is incorporated by reference to Exhibit (o)(xii) of Post-Effective Amendment No. 38 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(p)(12)
Code of Ethics of Topturn Fund Advisors, LLC is incorporated by reference to Exhibit (p)(12) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(p)(13)
Code of Ethics of Alambic Investment Management, LP is incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(p)(14)
Code of Ethics of Castlemaine LLC, is incorporated by reference to Exhibit (p)(14) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(p)(15)
Code of Ethics of Marshfield Associates, Inc., is incorporated by reference to Exhibit (p)(13) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(q)
Powers of Attorney, dated June 5, 2012, are incorporated by reference to Exhibit (poa) of Pre-Effective Amendment No. 2 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 8, 2012.

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Item 29.	Persons Controlled by or Under Common Control with Registrant

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.	Indemnification

Article VI of the Registrant’s Agreement and Declaration of Trust provides for indemnification of officers and Trustees as follows:

“Section 6.4  Indemnification of Trustees, Officers, etc.

Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers, including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5  Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, as amended, and Ohio Revised Code Chapter 1707, as amended. In the event any of these Federal laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these Federal laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6  Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this Article VI, “Covered Person” shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.”

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The Investment Advisory Agreements with Apex Capital Management, Inc., Cincinnati Asset Management, Inc., Lyrical Asset Management LP, Barrow Street Advisors LLC, Wavelength Capital Management, LLC, Edge Advisors, LLC, Galapagos Partners, L.P., Ryan Labs Asset Management, Inc., Waycross Partners, LLC, Topturn Fund Advisors, LLC, Alambic Investment Management, LP, Castlemaine LLC, and Marshfield Associates, Inc. (the “Advisers”) provide that the Advisers shall not be liable for any error of judgment or for any loss suffered by the Trust or the Funds in connection with the performance of their duties, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the 1940 Act) or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Advisers in the performance of their duties, or from reckless disregard of its duties and obligations thereunder.

The Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) provides that the Distributor, its directors, officers, employees, shareholders and control persons shall not be liable for any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with the matters to which the Agreement relates, except a loss resulting from the failure of Distributor or any such other person to comply with applicable law or the terms of the Agreement, or from willful misfeasance, bad faith or negligence, including clerical errors and mechanical failures, on the part of any of such persons in the performance of Distributor’s duties or from the reckless disregard by any of such persons of Distributor’s obligations and duties under the Agreement.

The Distribution Agreement with the Distributor further also provides that the Distributor agrees to indemnify and hold harmless the Trust and each person who has been, is, or may hereafter be a Trustee, officer, employee, shareholder or control person of the Trust against any loss, damage or expense (including the reasonable costs of investigation and reasonable attorneys’ fees) reasonably incurred by any of them in connection with any claim or in connection with any action, suit or proceeding to which any of them may be a party, which arises out of or is alleged to arise out of or is based upon (i) any untrue statement or alleged untrue statement of a material fact, or the omission or alleged omission to state a material fact necessary to make the statements not misleading, on the part of Distributor or any agent or employee of Distributor or any other person for whose acts Distributor is responsible, unless such statement or omission was made in reliance upon written information furnished by the Trust; (ii) Distributor's failure to exercise reasonable care and diligence with respect to its services, if any, rendered in connection with investment, reinvestment, automatic withdrawal and other plans for Shares; and (iii) Distributor’s failure to comply with applicable laws and the Rules of FINRA.

The Registrant intends to maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy shall provide coverage to the Registrant, its Trustees and officers and the Adviser. Coverage under the policy will include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

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Item 31.	Business and Other Connections of the Investment Advisers

(a)
Apex Capital Management, Inc. (“Apex”) has been registered as an investment adviser since 1987. Apex provides investment advisory services to individuals, high net worth individuals, pension and profit sharing plans, charitable organizations and, corporations and other businesses.

The directors, officers, and partners of Apex are listed below, none of which have engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner or trustee, in any other business, profession, vocation or employment of a substantial nature.

Nitin N. Kumbhani—President and CEO
Kamal N. Kumbhani—Vice President
Jan E. Terbrueggen—Vice President
Michael D. Kalbfleisch—Vice President & Chief Compliance Officer
Sunil M. Reddy—Vice President
Mark S. Harrell—Vice President

(b)
Cincinnati Asset Management, Inc. (“CAM”) has been registered as an investment adviser since 1989. CAM provides investment advisory services to individuals, high net worth individuals, pension and profit sharing plans, charitable organizations, corporations and other businesses, state and municipal government entities and insurance companies.

The directors, officers, and partners of CAM are listed below, none of which have engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner or trustee, in any other business, profession, vocation or employment of a substantial nature.

William Sloneker—Chairman and Managing Director
Randall S. Hale—President and Managing Director
C. David Mencer—COO, Chief Compliance Officer and Managing Director
Mary Compton—Director
Donald N. Stolper—Vice President and Managing Director
Richard J. Gardner—Managing Director
Richard M. Balestra—Managing Director

(c)
Lyrical Asset Management LP (“Lyrical”) has been registered as an investment adviser since 2008. Lyrical provides investment advisory services to high net worth individuals, pension and profit sharing plans, corporations and other businesses and a UCITS fund.

16

The directors, officers, and partners of Lyrical are listed below, who have not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Andrew Wellington—Managing Partner
Jeffrey Keswin—Managing Partner

(d)	Barrow Street Advisors LLC (“Barrow Street”) has been registered as an investment adviser since 2013. Barrow Street provides investment advisory services to pooled investment vehicles.

The directors, officers, and partners of Barrow Street are listed below, who have not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Robert F. Greenhill, Jr.—Principal
Nicholas Chermayeff—Principal
David R. Bechtel—Principal

(e)	Wavelength Capital Management, LLC (“Wavelength”) has been registered as an investment adviser since 2013.

The directors, officers, and partners of Wavelength are listed below, who have not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Andrew G. Dassori – Founding Partner and Chief Investment Officer
Mark Landis – Founding Partner

(f)	Edge Advisors, LLC (“Edge”) has been registered as an investment adviser since 2006.

The directors, officers, and partners of Edge are listed below, who have not engaged at any time during the past two years for his own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Richard Floress – Chief Compliance Officer
Julius P. Garlington – Partner
Paul Izlar – Partner
Henry M.T. Jones – Co-Managing Partner
William Maner – Partner
Albert Rayle – Partner
William Skeean – Co-Managing Partner

17

(g)	Galapagos Partners, L.P. (“Galapagos”) has been registered as an investment adviser since 2007.

The directors, officer, and partners of Galapagos are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Stephen P. Lack – Chief Investment Officer and Managing Partner
Wesley Kubesch – Partner
Erlina Yeo, Director of Alternative Investments
Brian Anderson – Chief Operating Officer, Chief Risk Officer, and Chief Compliance Officer

(h)	Ryan Labs Asset Management Inc. (“Ryan Labs”) has been registered as an investment adviser since 1989.

The directors, officers, and partners of Ryan Labs are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Scott Davis – Director
John T. Donnelly – Director
Richard Familetti – Director
Sean F. McShea – Director
Steve Preacher – Director
Tom Keresztes, Chief Compliance Officer

(i)	Waycross Partners, LLC (“Waycross”) has been registered as an investment adviser since 2015.

The directors, officers, and partners of Waycross are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Benjamin Thomas – Managing Partner
Larry Walker – Partner and Chief Compliance Officer
John Ferreby – Partner
Matthew Bevin – Partner
18

(j)	Topturn Fund Advisors, LLC (“Topturn”) has been registered as an investment adviser since 2015.

The directors, officers, and partners of Topturn are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Dan Darchuck – Chief Executive Officer
Greg Stewart – Chief Investment Officer

(k)	Alambic Investment Management, LP (“Alambic”) has been registered as an investment adviser since 2015.

The directors, officers, and partners of Alambic are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Albert Richards – Chief Executive Officer and Chairman
Brian Thompson – Chief Risk Officer and President
Mike Oberhaus – Chief Financial Officer & Chief Operational Officer
Robert Slaymaker – Partner
Danielle Lawson - Head of Client Service
Mary Phillips – Chief Compliance Officer

(l)	Castlemaine LLC (“Castlemaine”) has been registered as an investment adviser since 2015.

The directors, officers, and partners of Castlemaine are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Alfredo Viegas – Chief Investment Officer and Chief Compliance Officer

19

(m)	Marshfield Associates, Inc. (“Marshfield’) has been registered as an investment adviser since 1989.

The directors, officers, and partners of Marshfield are listed below, who have not engaged at any time during the past two years for his or her own account or in the capacity of director, officer, partner, or trustee, in any other business, profession, vocation, or employment of a substantial nature.

Christopher M. Niemczewski – Managing Principal
Elise J. Hoffmann – Principal
Carolyn Miller – Principal
Melissa Vinick – Principal
William G. Stott - Principal
Carmen Colt – Chief Compliance Officer

Item 32.	Principal Underwriters

(a)	The Distributor also acts as the principal underwriter for the following other open-end investment companies:

AlphaMark Investment Trust	Schwartz Investment Trust
BPV Family of Funds	Stralem Fund
CM Advisors Family of Funds	TFS Capital Investment Trust
Eubel Brady & Suttman Mutual Fund Trust	The Berwyn Funds
Gardner Lewis Investment Trust	The Cutler Trust
Hussman Investment Trust	The First Western Funds Trust
Papp Investment Trust	The Investment House Funds
Piedmont Investment Trust	Williamsburg Investment Trust
Profit Funds Investment Trust	WST Investment Trust
FSI Low Beta Absolute Return Fund	New Century Portfolios
Pinnacle Capital Management Funds

(b)

Name	Position with Distributor	Position with Registrant
Robert G. Dorsey	President/Managing Director	Trustee
Mark J. Seger	Treasurer/Managing Director	Assistant Treasurer
Wade R. Bridge	Vice President	None
Craig J. Hunt	Vice President	None
Stephen L. Preston	Chief Compliance Officer	Chief Compliance Officer
Jeffrey D. Moeller	Vice President	None
Tina H. Bloom	Vice President	None
Kristine M. Limbert	Vice President	None
Nancy Aleshire	Vice President	None
Douglas K. Jones	Vice President	None

20

The address of the Distributor and each of the above-named persons is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

(c)	Inapplicable

Item 33.	Location of Accounts and Records

Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at the principal executive offices of its administrator or investment advisers:

Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Apex Capital Management, Inc.
8163 Old Yankee Road
Dayton, Ohio 45458

Cincinnati Asset Management, Inc.
8845 Governor’s Hill Drive
Cincinnati, Ohio 45249

Lyrical Asset Management LP
405 Park Avenue, 6th Floor
New York, NY 10022

Barrow Street Advisors LLC
300 First Stamford Place, 3rd Floor East
Stamford, CT 06902

Wavelength Capital Management, LLC
250 West 57th Street, 20th Floor
New York, NY 10107

Edge Advisors, LLC
1380 West Paces Ferry Rd., Suite 1000
Atlanta, GA 30327

Galapagos Partners, L.P.
55 Waugh Dr., Ste. 1130
Houston, TX 77007

Ryan Labs Asset Management Inc.
500 Fifth Avenue, Suite 2520
New York, NY 10110

21

Waycross Partners, LLC
401 W. Main Street, Suite 2100
Louisville, KY 40202

Topturn Fund Advisors, LLC
30 Ragsdale Drive, Suite 100
Monterey, CA 93940

Alambic Investment Management, LP
655 Montgomery Street
San Francisco, CA 94111

Castlemaine LLC
250 West 57th Street, 20th Floor
New York, NY 10107

Marshfield Associates, Inc.
21 Dupont Circle NW, Suite 500
Washington, DC 20036

Certain records, including records relating to the possession of Registrant’s securities, may be maintained at the offices of Registrant’s custodians:

U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

MUFG Union Bank, N.A.
350 California Street, Suite 2018
San Francisco, CA 94104

Item 34.	Management Services Not Discussed in Parts A or B

Inapplicable

Item 35.	Undertakings

Inapplicable

22

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment (“PEA”) meets the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) and has duly caused this PEA to be signed on its behalf by the undersigned, thereto duly authorized, in Cincinnati, and Ohio on December 28, 2015.

ULTIMUS MANAGERS TRUST

By:	/s/ David R. Carson
David R. Carson
President

Pursuant to the requirements of the Securities Act, this PEA has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert G. Dorsey	Trustee	December 28, 2015
Robert G. Dorsey

/s/ Jennifer L. Leamer	Treasurer/Controller	December 28, 2015
Jennifer L. Leamer

*	Trustee
David M. Deptula		/s/ Frank L. Newbauer
Frank L. Newbauer
*	Trustee	Attorney-in-Fact*
John J. Discepoli		December 28, 2015

*	Trustee
John C. Davis

23

INDEX TO EXHIBITS

Exhibit No.	Description
(g)(1)(L)	Thirteenth Amendment to the Custody Agreement with U.S. Bank for the Castlemaine Funds
(j)	Consent of Independent Registered Public Accounting Firm

24